UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Municipal Income Fund

Semiannual Report

September 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2019

Eaton Vance

Floating-Rate Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	0.88%	1.58%	0.80%	1.46%
Class A with 2.25% Maximum Sales Charge	—	—	–1.43	–0.74	0.34	1.23
Class I at NAV	08/03/2010	05/29/1992	0.85	1.73	0.93	1.59
Bloomberg Barclays 1 Year Municipal Bond Index	—	—	1.02%	2.64%	1.09%	1.09%

% Total Annual Operating Expense Ratios[3]					Class A	Class I

					0.60%	0.45%

% Distribution Rates/Yields[4]					Class A	Class I
Distribution Rate					1.35%	1.50%
Taxable-Equivalent Distribution Rate					2.28	2.53
SEC 30-day Yield					1.26	1.43
Taxable-Equivalent SEC 30-day Yield					2.12	2.42

Fund Profile

Credit Quality (% of total investments)5

*	Amount is less than 0.05%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-2 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective August 19, 2013, the Fund changed its investment objective and policies. Prior to August 19, 2013, the Fund employed a strategy of investing in fixed-rate bonds with a dollar-weighted average portfolio duration of between three and nine years. Performance prior to August 19, 2013 reflects the Fund’s performance under its former investment objective and policies.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 – September 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/19)	Ending Account Value (9/30/19)	Expenses Paid During Period* (4/1/19 – 9/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,008.80	$3.01	**	0.60%
Class I	$1,000.00	$1,008.50	$2.26	**	0.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.00	$3.03	**	0.60%
Class I	$1,000.00	$1,022.80	$2.28	**	0.45%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2019.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 98.9%
Security	Principal Amount (000’s omitted)	Value

Education — 11.7%

California Infrastructure and Economic Development Bank, (The Colburn School), 2.58%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	$2,000	$2,003,000

California Infrastructure and Economic Development Bank, (The Colburn School), 2.78%, (SIFMA + 1.20%), 6/1/22 (Put Date), 8/1/37(1)	20,000	20,368,200

Colorado School of Mines, 1.90%, (67% of 1 mo. USD LIBOR + 0.50%), 2/1/23(1)	2,955	2,958,132

Georgia Private Colleges and Universities Authority, (Emory University), 2.00%, (SIFMA + 0.42%), 8/16/22 (Put Date), 10/1/39(1)	15,000	15,033,150

Lehigh County General Purpose Authority, PA, (Muhlenberg College), 2.16%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	4,000	4,001,280

Montana State University, 2.03%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,830	1,830,549

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 1.882%, (70% of 1 mo. USD LIBOR + 0.42%), 4/1/22 (Put Date), 10/1/44(1)	6,750	6,747,030

Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	1,850	1,853,053

University of Cincinnati, OH, 1.716%, (67% of 1 mo. USD LIBOR + 0.34%), 6/1/20(1)	3,000	3,000,000

University of Michigan, 1.85%, (SIFMA + 0.27%), 4/1/22 (Put Date), 4/1/33(1)	3,475	3,470,517

University of North Carolina at Chapel Hill, 1.75%, (67% of 1 mo. USD LIBOR + 0.35%), 12/1/21 (Put Date), 12/1/41(1)	5,000	5,002,100

University of North Carolina at Chapel Hill, 1.80%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	11,400	11,403,420

University of Pittsburgh, 1.82%, (SIFMA + 0.24%), 9/15/21(1)	2,000	1,997,320

		$79,667,751

Electric Utilities — 4.3%

California Municipal Finance Authority, (Anaheim System District), 1.93%, (SIFMA + 0.35%), 12/1/20 (Put Date), 10/1/45(1)	$4,300	$4,302,451

Long Island Power Authority, NY, Electric System Revenue, 2.212%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	5,050	5,076,159

Long Island Power Authority, NY, Electric System Revenue, 2.212%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	12,750	12,814,260

Oklahoma Municipal Power Authority, 2.38%, (SIFMA + 0.80%), 1/1/23(1)	6,550	6,537,228

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Seattle, WA, Municipal Light and Power Revenue, 2.07%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	$1,000	$1,005,500

		$29,735,598

General Obligations — 13.5%

Bethlehem Area School District Authority, PA, 1.922%, (70% of 1 mo. USD LIBOR + 0.49%), 11/1/21 (Put Date), 1/1/30(1)	$7,970	$7,971,435

Bethlehem Area School District Authority, PA, 1.912%, (70% of 1 mo. USD LIBOR + 0.48%), 11/1/21 (Put Date), 7/1/31(1)	2,000	2,000,480

California, 2.157%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	3,450	3,460,177

California, 2.01%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(1)	6,500	6,518,135

Connecticut, 2.21%, (SIFMA + 0.63%), 3/1/20(1)	1,000	1,001,920

Connecticut, 2.33%, (SIFMA + 0.75%), 3/1/21(1)	275	276,515

Connecticut, 2.43%, (SIFMA + 0.85%), 3/1/22(1)	700	705,964

Connecticut, 2.60%, (SIFMA + 1.02%), 8/15/20(1)	3,000	3,020,370

Delaware Valley Regional Finance Authority, PA, 2.16%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	13,000	13,004,940

Delaware Valley Regional Finance Authority, PA, 2.11%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	9,100	9,138,493

Everett, WA, 1.98%, (SIFMA + 0.40%), 12/1/19 (Put Date), 12/1/34(1)	1,135	1,135,068

Illinois, 5.00%, 12/1/19	1,000	1,004,830

Illinois, 5.00%, 8/1/20	3,000	3,070,920

Katy Independent School District, TX, (PSF Guaranteed), 1.638%, (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put Date), 8/15/36(1)	5,000	4,997,300

King County, WA, Sewer Revenue, (SPA: TD Bank, N.A.), 1.72%, 1/1/46(2)	5,000	5,000,000

Lake County Forest Preserve District, IL, 1.899%, (67% of 3 mo. USD LIBOR + 0.48%), 12/15/20(1)	4,185	4,192,366

Manheim Township School District, PA, 1.89%, (68% of 1 mo. USD LIBOR + 0.47%), 11/1/21 (Put Date), 5/1/25(1)	3,400	3,406,086

Massachusetts, 2.06%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	11,400	11,416,530

Mississippi, 1.73%, (67% of 1 mo. USD LIBOR + 0.33%), 9/1/20 (Put Date), 9/1/27(1)	6,480	6,483,046

Texas, (Texas Transportation Commission), 1.96%, (SIFMA + 0.38%), 10/1/21 (Put Date), 10/1/41(1)	4,500	4,501,170

		$92,305,745

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 22.7%

Allen County, OH, (Mercy Health), 2.33%, (SIFMA + 0.75%), 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,250,825

Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 3.43%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	7,500	7,747,050

Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 2.18%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,027,400

Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 1.77%, 1/15/37(2)	12,750	12,750,000

Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	2,925	3,023,017

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.371%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,000,950

Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 2.53%, (SIFMA + 0.95%), 2/18/20 (Put Date), 8/15/35(1)	8,400	8,401,428

Geisinger Authority, PA, (Geisinger Health System Foundation), 2.439%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,026,180

Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 2.16%, (SIFMA + 0.58%), 12/1/19 (Put Date), 12/1/42(1)	5,000	5,003,000

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 2.33%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	7,500	7,498,950

Indiana Finance Authority, (Parkview Health), 2.13%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	7,000	7,031,920

Iowa Finance Authority, (Iowa Health System), 2.16%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(3)	11,420	11,420,114

Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 2.68%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,750	1,766,888

Louisiana Public Facilities Authority, (Louisiana Children’s Medical Center), 2.23%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	10,003,000

Massachusetts Development Finance Agency, (Partners HealthCare System), 2.00%, (SIFMA + 0.42%), 1/27/22 (Put Date), 7/1/44(1)	10,000	10,005,900

Michigan Finance Authority, (McLaren Health Care), 1.791%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	930	930,744

Michigan Finance Authority, (McLaren Health Care), 2.141%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	4,250	4,262,325

Michigan Finance Authority, (Trinity Health Credit Group), 1.911%, (67% of 1 mo. USD LIBOR + 0.54%), 12/1/20 (Put Date), 12/1/39(1)	5,100	5,122,083

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Michigan Finance Authority, (Trinity Health Credit Group), 2.06%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(1)	$5,000	$5,007,600

Minneapolis, MN, (Fairview Health Services), (LOC: Wells Fargo Bank, N.A.), 1.73%, 11/15/48(2)	8,500	8,500,000

Montana Facility Finance Authority, (Billings Clinic Obligated Group), 2.13%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)	3,885	3,880,843

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 2.30%, (SIFMA + 0.72%), 9/1/23 (Put Date), 9/1/51(1)	10,500	10,500,105

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.502%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,004,280

Ohio, (Cleveland Clinic Health System), (SPA: U.S. Bank, N.A.), 1.75%, 1/1/52(2)	7,000	7,000,000

Phoenix Industrial Development Authority, AZ, (Mayo Clinic), (SPA: Wells Fargo Bank, N.A.), 1.72%, 11/15/52(2)	2,175	2,175,000

Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 2.18%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,500,825

Washington Health Care Facilities Authority, (Catholic Health Initiatives), 2.58%, (SIFMA + 1.00%), 1/1/21 (Put Date), 1/1/35(1)	3,000	3,004,440

Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 2.13%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	1,000	1,000,660

		$154,845,527

Housing — 7.5%

Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 1.812%, (70% of 1 mo. USD LIBOR + 0.35%), 6/1/21 (Put Date), 12/1/48(1)	$4,000	$4,002,320

Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.13%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	3,965	3,965,000

Massachusetts Housing Finance Agency, (Single Family Housing), 1.91%, (SIFMA + 0.33%), 12/1/21 (Put Date), 12/1/48(1)	3,775	3,775,189

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.01%, (SIFMA + 0.43%), 7/3/23 (Put Date), 1/1/45(1)	10,000	9,952,700

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.13%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	9,998,500

North Dakota Housing Finance Agency, 1.98%, (SIFMA + 0.40%), 2/1/22 (Put Date), 1/1/43(1)	5,000	5,000,150

Pennsylvania Housing Finance Agency, 2.032%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	5,000	5,015,950

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Pennsylvania Housing Finance Agency, SFMR, 2.002%, (70% of 1 mo. USD LIBOR + 0.57%), 10/1/23 (Put Date), 10/1/47(1)	$2,440	$2,443,635

Washington Housing Finance Commission, 2.13%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	7,000	7,002,380

		$51,155,824

Industrial Development Revenue — 2.1%

Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.15% to 5/1/20 (Put Date), 5/1/27(3)	$1,750	$1,754,323

Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 2.125% to 11/1/19 (Put Date), 11/1/41	1,000	1,000,760

Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 2.38%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(1)	5,000	5,000,150

National Finance Authority, NH, (Waste Management, Inc.), (AMT), 2.33%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	6,750	6,738,322

		$14,493,555

Insured – General Obligations — 0.9%

Allegheny County, PA, (AGM), 2.06%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$5,860	$5,830,055

		$5,830,055

Insured – Lease Revenue / Certificates of Participation — 2.0%

Kentucky Asset/Liability Commission, (NPFG), 2.03%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(1)	$12,000	$11,998,680

Kentucky Asset/Liability Commission, (NPFG), 2.06%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	2,000	1,970,040

		$13,968,720

Insured – Transportation — 0.4%

Metropolitan Transportation Authority, NY, (AGM), 1.741%, (69% of 1 mo. USD LIBOR + 0.30%), 4/1/21 (Put Date), 11/1/32(1)	$1,500	$1,496,520

Metropolitan Transportation Authority, NY, (AGM), 2.121%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	1,250	1,254,088

		$2,750,608

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 0.7%

Pittsburgh Water and Sewer Authority, PA, (AGM), 2.14%, (70% of 1 mo. USD LIBOR + 0.64%), 12/1/20 (Put Date), 9/1/40(1)	$5,000	$5,001,850

		$5,001,850

Lease Revenue / Certificates of Participation — 0.3%

New Jersey Economic Development Authority, (School Facilities Construction), 3.13%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$2,007,020

		$2,007,020

Other Revenue — 11.6%

Black Belt Energy Gas District, AL, 2.20%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$20,000,000

California Infrastructure and Economic Development Bank, (California Academy of Sciences), 1.793%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(1)	10,000	10,001,800

California Infrastructure and Economic Development Bank, (Museum Associates), 2.088%, (70% of 1 mo. USD LIBOR + 0.65%), 2/1/21 (Put Date), 12/1/50(1)	3,000	3,008,430

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2011A 3, 1.866%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	5,500	5,505,115

Northern California Gas Authority No. 1, Gas Project Revenue, 2.274%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	4,000	3,931,640

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.26%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	17,500	17,524,325

Southeast Alabama Gas Supply District, (Project No. 2), 2.25%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	5,000	4,970,250

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.471%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	2,000	2,013,820

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.63%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	12,000	12,167,760

		$79,123,140

Special Tax Revenue — 1.9%

Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 1.88%, (SIFMA + 0.30%), 11/1/21 (Put Date), 11/1/45(1)	$3,000	$3,000,030

Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 2.03%, (SIFMA + 0.45%), 11/1/23 (Put Date), 11/1/45(1)	5,000	5,002,250

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Contra Costa Transportation Authority, CA, Sales Tax Revenue, 1.712%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(1)	$5,000	$5,002,700

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(4)	35	0

New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	59,995

Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(4)	20	2,000

Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(4)	90	57,776

		$13,124,751

Transportation — 12.7%

Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.173%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	$12,000	$12,022,800

Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 2.68%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	3,775	3,885,419

Denver City and County, CO, Airport System Revenue, 2.322%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	7,645	7,648,746

E-470 Public Highway Authority, CO, 1.791%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	5,000	5,000,200

Kansas Department of Transportation, 1.812%, (70% of 1 mo. USD LIBOR + 0.35%), 9/1/22(1)	3,000	3,002,160

Metropolitan Transportation Authority, NY, 2.10%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/20 (Put Date), 11/1/31(1)	1,000	1,001,010

Metropolitan Transportation Authority, NY, 2.16%, (SIFMA + 0.58%), 6/1/20 (Put Date), 11/15/39(1)	3,030	3,031,515

New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.58%, (SIFMA + 1.00%), 12/15/19 (Put Date), 6/15/34(1)	7,000	7,002,380

New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.78%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	9,000	9,056,340

New Jersey Turnpike Authority, 1.922%, (70% of 1 mo. USD LIBOR + 0.46%), 1/1/21 (Put Date), 1/1/28(1)	2,000	2,002,360

New Jersey Turnpike Authority, 1.942%, (70% of 1 mo. USD LIBOR + 0.48%), 1/1/22(1)	7,000	7,016,730

New Jersey Turnpike Authority, 2.062%, (70% of 1 mo. USD LIBOR + 0.60%), 1/1/23(1)	3,000	3,012,150

Pennsylvania Turnpike Commission, 2.18%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,010,720

Pennsylvania Turnpike Commission, 2.28%, (SIFMA + 0.70%), 12/1/23(1)	5,000	5,067,500

Pennsylvania Turnpike Commission, 2.46%, (SIFMA + 0.88%), 12/1/20(1)	685	689,014

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Pennsylvania Turnpike Commission, 2.56%, (SIFMA + 0.98%), 12/1/21(1)	$1,850	$1,874,790

Pennsylvania Turnpike Commission, 2.85%, (SIFMA + 1.27%), 12/1/20(1)	2,450	2,470,702

Triborough Bridge and Tunnel Authority, NY, 1.847%, (67% of SOFR + 0.50%), 10/1/20 (Put Date), 11/15/38(1)	5,000	5,012,050

Triborough Bridge and Tunnel Authority, NY, 2.10%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	6,670	6,708,219

		$86,514,805

Water and Sewer — 6.6%

California Department of Water Resources, (Central Valley Project), 1.95%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$11,000	$11,043,890

Charleston, SC, Waterworks and Sewer System Revenue, 1.807%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(1)	5,000	5,005,150

Houston, TX, Combined Utility System Revenue, 1.792%, (70% of 1 mo. USD LIBOR + 0.36%), 8/1/21 (Put Date), 5/15/34(1)	14,000	14,002,520

Houston, TX, Combined Utility System Revenue, 2.48%, (SIFMA + 0.90%), 5/1/20 (Put Date), 5/15/34(1)	2,500	2,501,350

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 1.78%, 6/15/49(2)	5,000	5,000,000

North Penn Water Authority, PA, (SIFMA + 0.16%), 11/1/20(5)	1,000	1,000,070

North Penn Water Authority, PA, (SIFMA + 0.36%), 11/1/22(5)	1,450	1,450,217

North Penn Water Authority, PA, (SIFMA + 0.56%), 11/1/24(5)	1,690	1,690,203

Riverside, CA, Water System Revenue, 2.21%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	3,285	3,287,825

		$44,981,225

Total Tax-Exempt Municipal Securities — 98.9% (identified cost $674,642,016)		$675,506,174

Other Assets, Less Liabilities — 1.1%		$7,817,551

Net Assets — 100.0%		$683,323,725

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	14.5%

California	13.8%

Others, representing less than 10% individually	70.6%

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2019, 4.1% of total investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage insured by an individual financial guaranty assurance agency ranged from 2.0% to 2.1% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2019.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2019, the aggregate value of these securities is $13,174,437 or 1.9% of the Fund’s net assets.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(5)	When-issued, floating rate security whose rate will be determined after September 30, 2019.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SFMR	–	Single Family Mortgage Revenue

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	–	Secured Overnight Financing Rate

SPA	–	Standby Bond Purchase Agreement

USD	–	United States Dollar

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2019

Investments, at value (identified cost, $674,642,016)	$675,506,174

Cash	1,762,744

Interest receivable	1,423,369

Receivable for investments sold	8,800,000

Receivable for Fund shares sold	1,819,599

Total assets	$689,311,886

Liabilities

Payable for when-issued securities	$4,140,000

Payable for Fund shares redeemed	1,361,303

Distributions payable	77,368

Payable to affiliates:

Investment adviser fee	196,822

Distribution and service fees	34,466

Accrued expenses	178,202

Total liabilities	$5,988,161

Net Assets	$683,323,725

Sources of Net Assets

Paid-in capital	$682,977,599

Distributable earnings	346,126

Net Assets	$683,323,725

Class A Shares

Net Assets	$282,093,843

Shares Outstanding	28,667,834

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.84

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.07

Class I Shares

Net Assets	$401,229,882

Shares Outstanding	40,755,643

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.84

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2019

Interest	$7,338,967

Total investment income	$7,338,967

Expenses

Investment adviser fee	$1,221,343

Distribution and service fees

Class A	194,534

Trustees’ fees and expenses	17,124

Custodian fee	87,281

Transfer and dividend disbursing agent fees	62,026

Legal and accounting services	27,302

Printing and postage	13,486

Registration fees	84,295

Miscellaneous	27,025

Total expenses	$1,734,416

Deduct —

Allocation of expenses to affiliate	$5,880

Total expense reductions	$5,880

Net expenses	$1,728,536

Net investment income	$5,610,431

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$71,950

Net realized gain	$71,950

Change in unrealized appreciation (depreciation) —

Investments	$574,943

Net change in unrealized appreciation (depreciation)	$574,943

Net realized and unrealized gain	$646,893

Net increase in net assets from operations	$6,257,324

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019

From operations —

Net investment income	$5,610,431	$8,991,395

Net realized gain (loss)	71,950	(13,613)

Net change in unrealized appreciation (depreciation)	574,943	(78,435)

Net increase in net assets from operations	$6,257,324	$8,899,347

Distributions to shareholders —

Class A	$(1,994,908)	$(3,054,326)

Class I	(3,617,528)	(5,931,059)

Total distributions to shareholders	$(5,612,436)	$(8,985,385)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$84,195,374	$172,086,367

Class I	104,713,098	397,937,660

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,895,751	2,867,329

Class I	3,147,395	5,289,081

Cost of shares redeemed

Class A	(61,349,414)	(78,336,104)

Class I	(169,346,810)	(183,790,295)

Net increase (decrease) in net assets from Fund share transactions	$(36,744,606)	$316,054,038

Net increase (decrease) in net assets	$(36,099,718)	$315,968,000

Net Assets

At beginning of period	$719,423,443	$403,455,443

At end of period	$683,323,725	$719,423,443

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Financial Highlights

	Class A

	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019		2018	2017	2016	2015

Net asset value — Beginning of period	$9.830		$9.830		$9.800	$9.800	$9.900	$9.900

Income (Loss) From Operations

Net investment income(1)	$0.076		$0.147		$0.090	$0.064	$0.053	$0.039

Net realized and unrealized gain (loss)	0.010		(0.001)		0.029	0.005	(0.099)	0.022

Total income (loss) from operations	$0.086		$0.146		$0.119	$0.069	$(0.046)	$0.061

Less Distributions

From net investment income	$(0.076)		$(0.146)		$(0.089)	$(0.069)	$(0.053)	$(0.041)

From net realized gain	—		—		—	—	(0.001)	(0.020)

Total distributions	$(0.076)		$(0.146)		$(0.089)	$(0.069)	$(0.054)	$(0.061)

Net asset value — End of period	$9.840		$9.830		$9.830	$9.800	$9.800	$9.900

Total Return(2)	0.88	%(3)(4)	1.49	%(4)	1.22%	0.71%	(0.46)%	0.62	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$282,094		$257,118		$160,528	$139,418	$129,593	$141,537

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.60	%(4)(6)	0.60	%(4)	0.60%	0.63%	0.61%	0.65	%(4)

Net investment income	1.54	%(6)	1.49%		0.92%	0.65%	0.54%	0.40%

Portfolio Turnover	24	%(3)	43%		78%	71%	7%	103%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to less than 0.005%, less than 0.005% and 0.01% of average daily net assets for the six months ended September 30, 2019 and the years ended March 31, 2019 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019		2018	2017	2016	2015

Net asset value — Beginning of period	$9.840		$9.830		$9.800	$9.800	$9.910	$9.910

Income (Loss) From Operations

Net investment income(1)	$0.084		$0.162		$0.106	$0.075	$0.067	$0.052

Net realized and unrealized gain (loss)	(0.001)		0.008		0.028	0.009	(0.108)	0.024

Total income (loss) from operations	$0.083		$0.170		$0.134	$0.084	$(0.041)	$0.076

Less Distributions

From net investment income	$(0.083)		$(0.160)		$(0.104)	$(0.084)	$(0.068)	$(0.056)

From net realized gain	—		—		—	—	(0.001)	(0.020)

Total distributions	$(0.083)		$(0.160)		$(0.104)	$(0.084)	$(0.069)	$(0.076)

Net asset value — End of period	$9.840		$9.840		$9.830	$9.800	$9.800	$9.910

Total Return(2)	0.85	%(3)(4)	1.75	%(4)	1.37%	0.86%	(0.41)%	0.77	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$401,230		$462,305		$242,928	$139,300	$29,849	$34,258

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.45	%(4)(6)	0.45	%(4)	0.45%	0.48%	0.46%	0.50	%(4)

Net investment income	1.70	%(6)	1.65%		1.08%	0.77%	0.69%	0.53%

Portfolio Turnover	24	%(3)	43%		78%	71%	7%	103%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to less than 0.005%, less than 0.005% and 0.01% of average daily net assets for the six months ended September 30, 2019 and the years ended March 31, 2019 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

As of September 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an

15

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Notes to Financial Statements (Unaudited) — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $576,786 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2019, $36,227 are short-term and $540,559 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$674,608,682

Gross unrealized appreciation	$1,121,477

Gross unrealized depreciation	(223,985)

Net unrealized appreciation	$897,492

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million, 0.275% and 2.75%, respectively, on average daily net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more. For the six months ended September 30, 2019, the investment adviser fee amounted to $1,221,343 or 0.36% (annualized) of the Fund’s average daily net assets.

Prior to August 1, 2019, EVM and BMR had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceeded 0.60% and 0.45% of the Fund’s average daily net assets for Class A and Class I, respectively. Pursuant to this agreement, EVM and BMR were allocated $5,880 in total of the Fund’s operating expenses for the six months ended September 30, 2019.

16

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Notes to Financial Statements (Unaudited) — continued

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2019, EVM earned $1,683 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,214 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2019. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2019 amounted to $194,534 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $159,258,865 and $203,845,000, respectively, for the six months ended September 30, 2019.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019

Sales	8,559,909	17,496,212

Issued to shareholders electing to receive payments of distributions in Fund shares	192,761	291,574

Redemptions	(6,238,999)	(7,964,003)

Net increase	2,513,671	9,823,783

Class I	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019

Sales	10,641,521	40,442,178

Issued to shareholders electing to receive payments of distributions in Fund shares	319,866	537,451

Redemptions	(17,209,171)	(18,677,109)

Net increase (decrease)	(6,247,784)	22,302,520

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate.

17

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Notes to Financial Statements (Unaudited) — continued

In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2019.

Effective October 29, 2019, the Fund renewed its line of credit agreement, which expires October 27, 2020. In connection with the renewal, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million to $800 million.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$675,506,174	$—	$675,506,174

Total Investments	$—	$675,506,174	$—	$675,506,174

18

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

19

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

20

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

21

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7642    9.30.19

Eaton Vance

National Limited Maturity Municipal Income Fund

Semiannual Report

September 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2019

Eaton Vance

National Limited Maturity Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/22/1992	2.23%	5.17%	2.26%	2.92%
Class A with 2.25% Maximum Sales Charge	—	—	–0.11	2.83	1.81	2.69
Class C at NAV	12/08/1993	05/22/1992	1.91	4.44	1.51	2.15
Class C with 1% Maximum Sales Charge	—	—	0.91	3.44	1.51	2.15
Class I at NAV	10/01/2009	05/22/1992	2.41	5.44	2.42	3.06
Bloomberg Barclays 7 Year Municipal Bond Index	—	—	2.96%	7.87%	3.07%	3.76%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.68%	1.43%	0.53%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.51%	1.77%	2.66%
Taxable-Equivalent Distribution Rate				4.24	2.99	4.49
SEC 30-day Yield				1.17	0.45	1.34
Taxable-Equivalent SEC 30-day Yield				1.97	0.76	2.26

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 – September 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/19)	Ending Account Value (9/30/19)	Expenses Paid During Period* (4/1/19 – 9/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,022.30	$3.39	0.67%
Class C	$1,000.00	$1,019.10	$7.17	1.42%
Class I	$1,000.00	$1,024.10	$2.63	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.39	0.67%
Class C	$1,000.00	$1,017.90	$7.16	1.42%
Class I	$1,000.00	$1,022.40	$2.63	0.52%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2019.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 96.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.1%

Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	$3,000	$3,624,540

Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	287,395

Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	1,900,264

		$5,812,199

Education — 3.7%

Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$111,160

California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	145	145,457

Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/21	250	264,835

Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/22	330	360,310

Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/23	300	336,483

Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/24	665	765,302

Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	214,808

Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	439,692

Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,095,400

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/21	100	105,103

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/22	100	107,481

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/23	250	274,540

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/24	240	268,625

New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,531,680

New York Dormitory Authority, (School Districts Bond Financing Program), 5.00%, 10/1/27	5,000	6,360,600

Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	526,930

Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	539,475

Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), 5.00%, 4/1/28	530	575,856

University of California, 5.00%, 5/15/21	20	20,063

Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,342,531

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	$675	$732,537

Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	623,099

		$19,741,967

Electric Utilities — 6.6%

American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,447,512

Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,521,355

Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,364,223

Arkansas River Power Authority, CO, 5.00%, 10/1/30	1,000	1,213,990

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,141,570

Long Island Power Authority, NY, Electric System Revenue, 2.212%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	10,050,400

Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,763,125

Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,508,955

Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,092,780

Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,411,200

Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,849,456

Vernon, Electric System Revenue, CA, 5.125%, 8/1/21	2,070	2,077,597

		$35,442,163

Escrowed / Prerefunded — 3.9%

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), Prerefunded to 11/1/20, 5.00%, 11/1/26	$4,795	$4,978,361

Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/27	1,105	1,115,254

Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	495	499,593

Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/27	2,500	2,764,025

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,427,750

Virginia Transportation Board, Prerefunded to 3/15/22, 4.00%, 3/15/25	4,645	4,956,076

Washington County Industrial Development Authority, PA, (Washington & Jefferson College), Prerefunded to 5/1/20, 5.00%, 11/1/23	1,000	1,021,790

		$20,762,849

5	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 15.8%

Beaverton School District No. 48J, OR, 5.00%, 6/15/25	$1,000	$1,202,040

Beaverton School District No. 48J, OR, 5.00%, 6/15/30	1,150	1,337,806

Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,306,074

Bergen County Improvement Authority, NJ, (Valley Program Project), 4.00%, 3/1/32	1,100	1,301,993

Bingham and Bonneville Counties Joint School District No. 93, ID, 5.00%, 9/15/25	630	696,717

Cook County School District No. 63, IL, 5.00%, 12/1/28	2,595	3,215,854

Cook County School District No. 63, IL, 5.00%, 12/1/29	2,725	3,364,476

Delaware Valley Regional Finance Authority, PA, 2.11%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	4,900	4,920,727

Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,099,100

Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,648,371

Illinois, 4.00%, 6/1/33	4,900	5,086,053

Illinois, 5.00%, 8/1/20	2,925	2,994,147

Illinois, 5.00%, 10/1/22	2,000	2,157,300

Illinois, 5.00%, 2/1/23	5,000	5,412,800

Illinois, 5.00%, 11/1/24	2,000	2,225,620

Illinois, 5.00%, 2/1/25	4,000	4,464,960

Illinois, 5.00%, 11/1/27	5,000	5,726,250

Kentwood Public Schools, MI, 4.00%, 5/1/21	465	485,023

Millcreek Township School District, PA, 5.00%, 9/15/21	3,730	3,959,470

Millcreek Township School District, PA, 5.00%, 9/15/25	500	563,790

New York, NY, 5.00%, 8/1/24	2,000	2,309,560

New York, NY, 5.00%, 4/1/30	5,000	6,489,250

Oregon, 5.00%, 5/1/28	500	612,775

Oregon, 5.00%, 8/1/29	500	616,650

Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,288,800

Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,100,910

Portland Community College District, OR, 5.00%, 6/15/28	1,000	1,227,830

Portland Community College District, OR, 5.00%, 6/15/29	2,500	3,068,600

Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	12,319,039

Salem-Keizer School District No. 24J, OR, 5.00%, 6/15/27	1,150	1,451,392

		$84,653,377

Hospital — 8.8%

Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	$1,000	$1,072,950

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	319,590

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	202,710

Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/32	1,000	1,239,050

Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,097,130

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	$665	$736,680

Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	557,812

Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	370,542

Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,610,212

Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,451,862

Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	519,524

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,122,100

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	500	578,405

Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,025,620

Illinois Finance Authority, (The University of Chicago Medical Center), (LOC: Wells Fargo Bank N.A.), 1.73%, 8/1/44(2)	4,125	4,125,000

Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,781,870

Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	1,500	1,650,630

Minneapolis, MN, (Fairview Health Services), (LOC: Wells Fargo Bank, N.A.), 1.50%, 11/15/48(2)	5,000	5,000,000

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	1,000	1,252,650

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/20	650	667,667

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/21	760	808,268

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	1,000	1,098,950

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	2,000	2,139,280

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,064,590

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(3)	1,200	1,449,144

New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(3)	1,500	1,800,750

North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/36	1,830	1,965,768

Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,137,260

Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	979,399

Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	3,042,677

6	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	$350	$351,305

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	384,994

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	535,220

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	272,138

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	316,028

University of California, (Regents Medical Center), 5.00%, 5/15/22	890	981,332

Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,416,665

		$47,125,772

Housing — 0.7%

Allegheny County Residential Finance Authority, PA, SFMR, (AMT), 4.80%, 11/1/22	$425	$426,084

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/23	350	354,560

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/24	270	273,775

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	365,328

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	380,576

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/31	1,330	1,406,994

Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	525	525,562

Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	95	95,000

		$3,827,879

Industrial Development Revenue — 4.8%

Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,875,591

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,880	2,146,133

New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(3)	860	860,000

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	$1,780	$1,816,419

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	1,880	1,886,148

Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,331,020

Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	1,033,500

Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,539,215

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	420	446,993

Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,536,150

		$25,471,169

Insured – Education — 1.6%

California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$554,825

New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,142,774

New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,703,059

		$8,400,658

Insured – Electric Utilities — 0.5%

Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	$1,125	$1,274,884

Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,338,073

		$2,612,957

Insured – Escrowed / Prerefunded — 0.4%

Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/21	$925	$987,216

North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,105,360

		$2,092,576

Insured – General Obligations — 10.5%

Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$298,865

Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,102,010

Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,618,329

Cambria County, PA, (BAM), 5.00%, 8/1/21	1,455	1,544,410

Cambria County, PA, (BAM), 5.00%, 8/1/22	2,430	2,656,282

Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,705,420

7	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/21	$1,055	$1,126,413

Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	690,875

Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,829,552

Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,480,962

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/23	940	1,030,578

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,075	1,208,676

New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,455,400

Philadelphia School District, PA, (AGM), 5.50%, 6/1/21	1,000	1,066,320

Pittsburgh School District, PA, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	15,514

Rockland County, NY, (AGM), 4.00%, 5/1/21	1,820	1,898,078

Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,157,140

San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,889,630

Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,540,400

West Virginia, (NPFG), 0.00%, 11/1/21	4,275	4,158,891

		$56,473,745

Insured – Hospital — 0.2%

Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$301,098

Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	705	672,492

		$973,590

Insured – Lease Revenue / Certificates of Participation — 0.4%

Kentucky Asset/Liability Commission, (NPFG), 2.03%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(1)	$2,060	$2,059,773

		$2,059,773

Insured – Other Revenue — 0.0%(5)

Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$165,933

		$165,933

Insured – Special Tax Revenue — 2.9%

Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,274,260

Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	6,598,060

Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,351,350

Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,109,460

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	$1,305	$1,465,293

		$15,798,423

Insured – Transportation — 1.0%

New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,228,200

		$5,228,200

Insured – Water and Sewer — 1.4%

Allegheny County Sanitation Authority, PA, (AGM), 5.00%, 6/1/24	$500	$520,010

Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,359,214

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,666,550

		$7,545,774

Lease Revenue / Certificates of Participation — 0.9%

Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/28	$250	$311,275

Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/29	250	310,657

California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	500	513,885

California State Public Works Board, 5.00%, 11/1/26	2,725	3,121,624

Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	525,395

		$4,782,836

Other Revenue — 2.1%

Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/23	$1,200	$1,345,500

Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/24	1,500	1,721,295

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,155,040

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	1,200	216,000

Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(3)	1,035	1,161,084

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.26%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	2,000	2,002,780

Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	812,378

Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	260	260,694

8	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	$675	$744,194

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	665,632

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,150,570

		$11,235,167

Senior Living / Life Care — 4.1%

Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	$1,775	$1,983,420

Howard County, MD, (Vantage House), 5.00%, 4/1/21	175	179,655

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.82%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(1)	1,300	1,303,146

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/20	1,155	1,177,326

Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.00%, 5/1/23	340	368,475

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	675	707,819

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	550	589,045

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	705	768,951

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	480	531,014

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 4.25%, 1/1/33	2,105	2,227,300

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	1,265	1,409,931

North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/20	1,230	1,254,538

North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/21	1,380	1,432,951

North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,514,226

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	975	995,300

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,277,602

Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(3)	3,420	3,538,913

		$22,259,612

Special Tax Revenue — 7.7%

Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	$2,000	$1,867,560

Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,171,743

Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	643,716

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Louisiana, Highway Improvement Revenue, 5.00%, 6/15/25	$750	$868,702

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,689,400

Michigan Trunk Line, 5.00%, 11/15/23	600	646,674

Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,183,160

Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,148,160

Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,609,815

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	280	0

New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	355	354,975

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34	5,000	6,361,350

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/24	1,405	1,622,761

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/25	1,470	1,745,331

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/26	1,545	1,881,254

Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,200,265

Saint Clair County Highway Revenue, IL, 4.00%, 1/1/22	555	584,548

Saint Clair County Highway Revenue, IL, 4.00%, 1/1/23	310	333,613

Saint Clair County Highway Revenue, IL, 4.00%, 1/1/24	360	386,334

South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,091,710

Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(6)	275	27,500

Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(6)	276	176,367

Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,164,989

Winter Garden Village at Fowler Groves Community Development District, FL, 3.00%, 5/1/24	2,260	2,286,962

		$41,046,889

Student Loan — 1.3%

Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$5,385	$5,609,501

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/24	1,000	1,149,850

		$6,759,351

Transportation — 13.7%

Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$895,877

Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	552,937

9	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	$2,455	$2,520,966

Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	3,988,110

Central Texas Regional Mobility Authority, 5.00%, 1/1/27	1,285	1,527,133

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	521,280

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,500	4,161,220

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	991,030

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	887,065

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,439,126

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	3,100	3,608,028

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/30	3,000	3,215,340

Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,668,968

Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,085,635

Hawaii Airports System, 5.25%, 7/1/28	3,650	3,753,185

Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	527,181

Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	512,030

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,968,300

Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	1,045,291

Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,472,612

Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,225,510

Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	2,500	3,077,050

Metropolitan Washington Airports Authority, D.C., 5.00%, 10/1/22	5,000	5,192,850

New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.78%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	4,000	4,025,040

New Jersey Turnpike Authority, 5.00%, 1/1/20	975	977,876

Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,086,790

Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	967,439

Pennsylvania Turnpike Commission, 5.00%, 12/1/37	2,850	3,523,170

Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,112,900

Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,058,530

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Port of Seattle, WA, (AMT), 5.00%, 4/1/31	$4,000	$5,014,960

South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	356,522

South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,356,514

		$73,316,465

Water and Sewer — 2.7%

Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,099,200

Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,095,400

New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,033,960

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/32	3,000	3,924,690

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 1.78%, 6/15/49(2)	6,000	6,000,000

Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,228,370

		$14,381,620

Total Tax-Exempt Municipal Securities — 96.8% (identified cost $497,074,768)		$517,970,944

Taxable Municipal Securities — 1.6%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.6%

Chicago, IL, 7.75%, 1/1/42	$2,650	$3,053,171

		$3,053,171

Insured – General Obligations — 0.2%

Detroit, MI, (AMBAC), 4.96%, 4/1/20	$754	$753,870

		$753,870

Senior Living / Life Care — 0.6%

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$3,295	$3,333,782

		$3,333,782

10	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan — 0.2%

Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,168,662

		$1,168,662

Total Taxable Municipal Securities — 1.6% (identified cost $7,962,337)		$8,309,485

Total Investments — 98.4% (identified cost $505,037,105)		$526,280,429

Other Assets, Less Liabilities — 1.6%		$8,689,183

Net Assets — 100.0%		$534,969,612

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	15.3%

Illinois	14.3%

Others, representing less than 10% individually	68.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2019, 19.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 6.7% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2019.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2019, the aggregate value of these securities is $13,814,727 or 2.6% of the Fund’s net assets.

(4)	The issuer is in default on the payment of principal but continues to pay interest.

(5)	Amount is less than 0.05%.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

MFMR	–	Multi-Family Mortgage Revenue

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

USD	–	United States Dollar

11	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2019

Investments, at value (identified cost, $505,037,105)	$526,280,429

Cash	119,329

Interest receivable	5,660,211

Receivable for investments sold	4,725,000

Receivable for Fund shares sold	608,914

Total assets	$537,393,883

Liabilities

Payable for investments purchased	$860,000

Payable for Fund shares redeemed	568,925

Distributions payable	567,739

Payable to affiliates:

Investment adviser fee	172,477

Distribution and service fees	45,430

Accrued expenses	209,700

Total liabilities	$2,424,271

Net Assets	$534,969,612

Sources of Net Assets

Paid-in capital	$523,002,477

Distributable earnings	11,967,135

Net Assets	$534,969,612

Class A Shares

Net Assets	$190,646,592

Shares Outstanding	19,289,475

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.88

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.11

Class C Shares

Net Assets	$29,181,454

Shares Outstanding	3,147,171

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.27

Class I Shares

Net Assets	$315,141,566

Shares Outstanding	31,873,197

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.89

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2019

Interest	$8,570,660

Total investment income	$8,570,660

Expenses

Investment adviser fee	$1,041,350

Distribution and service fees

Class A	142,703

Class C	146,266

Trustees’ fees and expenses	13,118

Custodian fee	60,806

Transfer and dividend disbursing agent fees	92,750

Legal and accounting services	37,060

Printing and postage	14,266

Registration fees	76,732

Miscellaneous	39,719

Total expenses	$1,664,770

Net investment income	$6,905,890

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$378,636

Net realized gain	$378,636

Change in unrealized appreciation (depreciation) —

Investments	$4,670,953

Net change in unrealized appreciation (depreciation)	$4,670,953

Net realized and unrealized gain	$5,049,589

Net increase in net assets from operations	$11,955,479

13	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019

From operations —

Net investment income	$6,905,890	$14,897,939

Net realized gain	378,636	723,933

Net change in unrealized appreciation (depreciation)	4,670,953	2,079,250

Net increase in net assets from operations	$11,955,479	$17,701,122

Distributions to shareholders —

Class A	$(2,466,491)	$(5,117,370)

Class C	(299,531)	(1,202,628)

Class I	(4,152,975)	(8,502,904)

Total distributions to shareholders	$(6,918,997)	$(14,822,902)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$7,576,612	$19,901,418

Class C	1,861,170	3,738,749

Class I	45,970,740	142,374,110

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,072,167	4,175,790

Class C	233,268	1,009,919

Class I	1,181,307	2,382,091

Cost of shares redeemed

Class A	(16,015,213)	(42,051,357)

Class C	(5,892,532)	(23,491,886)

Class I	(29,173,816)	(140,640,187)

Net asset value of shares converted

Class A	3,015,411	19,142,023

Class C	(3,015,411)	(19,142,023)

Net increase (decrease) in net assets from Fund share transactions	$7,813,703	$(32,601,353)

Net increase (decrease) in net assets	$12,850,185	$(29,723,133)

Net Assets

At beginning of period	$522,119,427	$551,842,560

At end of period	$534,969,612	$522,119,427

14	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Financial Highlights

	Class A

	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.790		$9.730	$9.850	$10.160	$10.180	$10.000

Income (Loss) From Operations

Net investment income(1)	$0.128		$0.272	$0.274	$0.283	$0.298	$0.314

Net realized and unrealized gain (loss)	0.090		0.058	(0.120)	(0.311)	(0.020)	0.179

Total income (loss) from operations	$0.218		$0.330	$0.154	$(0.028)	$0.278	$0.493

Less Distributions

From net investment income	$(0.128)		$(0.270)	$(0.274)	$(0.282)	$(0.298)	$(0.313)

Total distributions	$(0.128)		$(0.270)	$(0.274)	$(0.282)	$(0.298)	$(0.313)

Net asset value — End of period	$9.880		$9.790	$9.730	$9.850	$10.160	$10.180

Total Return(2)	2.23	%(3)	3.45%	1.55%	(0.29)%	2.79%	4.98%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$190,647		$192,155	$189,734	$212,891	$275,435	$307,562

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.67	%(5)	0.68%	0.67%	0.67%	0.66%	0.69%

Net investment income	2.59	%(5)	2.80%	2.77%	2.82%	2.95%	3.09%

Portfolio Turnover	18	%(3)	14%	13%	17%	10%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.180		$9.120	$9.240	$9.530	$9.550	$9.380

Income (Loss) From Operations

Net investment income(1)	$0.085		$0.186	$0.188	$0.195	$0.209	$0.223

Net realized and unrealized gain (loss)	0.090		0.059	(0.121)	(0.291)	(0.020)	0.169

Total income (loss) from operations	$0.175		$0.245	$0.067	$(0.096)	$0.189	$0.392

Less Distributions

From net investment income	$(0.085)		$(0.185)	$(0.187)	$(0.194)	$(0.209)	$(0.222)

Total distributions	$(0.085)		$(0.185)	$(0.187)	$(0.194)	$(0.209)	$(0.222)

Net asset value — End of period	$9.270		$9.180	$9.120	$9.240	$9.530	$9.550

Total Return(2)	1.91	%(3)	2.73%	0.71%	(1.03)%	2.01%	4.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,181		$35,667	$73,533	$100,360	$119,453	$124,647

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.42	%(5)	1.43%	1.42%	1.42%	1.41%	1.44%

Net investment income	1.84	%(5)	2.05%	2.02%	2.07%	2.21%	2.34%

Portfolio Turnover	18	%(3)	14%	13%	17%	10%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.790		$9.730	$9.850	$10.170	$10.190	$10.000

Income (Loss) From Operations

Net investment income(1)	$0.135		$0.286	$0.289	$0.298	$0.314	$0.328

Net realized and unrealized gain (loss)	0.100		0.059	(0.120)	(0.321)	(0.021)	0.191

Total income (loss) from operations	$0.235		$0.345	$0.169	$(0.023)	$0.293	$0.519

Less Distributions

From net investment income	$(0.135)		$(0.285)	$(0.289)	$(0.297)	$(0.313)	$(0.329)

Total distributions	$(0.135)		$(0.285)	$(0.289)	$(0.297)	$(0.313)	$(0.329)

Net asset value — End of period	$9.890		$9.790	$9.730	$9.850	$10.170	$10.190

Total Return(2)	2.41	%(3)	3.61%	1.70%	(0.24)%	2.94%	5.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$315,142		$294,297	$288,575	$286,331	$297,168	$239,511

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.52	%(5)	0.53%	0.52%	0.52%	0.51%	0.54%

Net investment income	2.74	%(5)	2.95%	2.92%	2.97%	3.10%	3.23%

Portfolio Turnover	18	%(3)	14%	13%	17%	10%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

18

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $10,199,331 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2019, $10,199,331 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$504,715,420

Gross unrealized appreciation	$23,286,710

Gross unrealized depreciation	(1,721,701)

Net unrealized appreciation	$21,565,009

19

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the six months ended September 30, 2019, the investment adviser fee amounted to $1,041,350 or 0.40% (annualized) of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2019, EVM earned $10,831 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,254 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2019 amounted to $142,703 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2019, the Fund paid or accrued to EVD $121,888 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2019 amounted to $24,378 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2019, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

20

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $110,972,848 and $94,692,470, respectively, for the six months ended September 30, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019

Sales	768,340	2,064,572

Issued to shareholders electing to receive payments of distributions in Fund shares	209,981	430,466

Redemptions	(1,627,084)	(4,340,820)

Converted from Class C shares	305,999	1,971,905

Net increase (decrease)	(342,764)	126,123

Class C	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019

Sales	200,749	411,525

Issued to shareholders electing to receive payments of distributions in Fund shares	25,210	111,076

Redemptions	(636,813)	(2,595,723)

Converted to Class A shares	(326,167)	(2,101,562)

Net decrease	(737,021)	(4,174,684)

Class I	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019

Sales	4,653,448	14,691,924

Issued to shareholders electing to receive payments of distributions in Fund shares	119,640	245,579

Redemptions	(2,956,931)	(14,538,329)

Net increase	1,816,157	399,174

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2019.

Effective October 29, 2019, the Fund renewed its line of credit agreement, which expires October 27, 2020. In connection with the renewal, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million to $800 million.

21

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$517,970,944	$—	$517,970,944

Taxable Municipal Securities	—	8,309,485	—	8,309,485

Total Investments	$—	$526,280,429	$—	$526,280,429

22

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

23

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

24

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time. The Board noted the shorter duration structure of the Fund relative to its benchmark index, which detracted from relative performance in a period of a flattening yield curve. The Board also noted information from the Adviser regarding recent improvements in the Fund’s relative performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

25

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7643    9.30.19

Eaton Vance

New York Municipal Opportunities Fund

Semiannual Report

September 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2019

Eaton Vance

New York Municipal Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Performance1,2

Portfolio Managers Adam A. Weigold, CFA and Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	3.92%	7.95%	2.63%	2.73%
Class A with 2.25% Maximum Sales Charge	—	—	1.55	5.53	2.17	2.49
Class C at NAV	12/08/1993	05/29/1992	3.47	7.22	1.84	1.96
Class C with 1% Maximum Sales Charge	—	—	2.47	6.22	1.84	1.96
Class I at NAV	08/03/2010	05/29/1992	4.00	8.11	2.76	2.86
Bloomberg Barclays Municipal Bond Index	—	—	3.74%	8.55%	3.66%	4.16%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.79%	1.54%	0.64%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.01%	1.27%	2.16%
Taxable-Equivalent Distribution Rate				3.99	2.52	4.29
SEC 30-day Yield				1.10	0.38	1.27
Taxable-Equivalent SEC 30-day Yield				2.18	0.75	2.52

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance prior to April 25, 2016 reflects the Fund’s performance under its former investment objective and policies.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective December 2, 2019, the maximum front-end sales charge for Class A shares of the Fund will be 4.75%.

3

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 – September 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/19)	Ending Account Value (9/30/19)	Expenses Paid During Period* (4/1/19 – 9/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,039.20	$3.82	0.75%
Class C	$1,000.00	$1,034.70	$7.63	1.50%
Class I	$1,000.00	$1,040.00	$3.06	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.79	0.75%
Class C	$1,000.00	$1,017.50	$7.57	1.50%
Class I	$1,000.00	$1,022.00	$3.03	0.60%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2019.

4

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 96.5%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.4%

Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$310	$313,205

		$313,205

Education — 12.8%

Buffalo and Erie County Industrial Land Development Corp., (Global Concepts Charter School), 5.00%, 10/1/37	$405	$485,563

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/26	300	360,723

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/27	330	395,393

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/28	200	239,012

Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/28	110	141,188

Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/29	130	166,048

Hempstead Local Development Corp., (Molloy College), 5.00%, 7/1/25	775	911,586

Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/24	885	1,017,343

Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/25	930	1,091,271

Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	985,335

New York Dormitory Authority, (Cornell University), Green Bonds, 5.00%, 7/1/26	500	623,140

New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	280,308

New York Dormitory Authority, (New York University), 5.00%, 7/1/39	280	357,190

New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	500	529,830

New York Dormitory Authority, (Yeshiva University), 5.00%, 11/1/20	2,265	2,342,440

		$9,926,370

Escrowed / Prerefunded — 0.5%

Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	$410	$413,940

		$413,940

General Obligations — 6.8%

Bellmore Union Free School District, 4.00%, 6/15/34	$1,050	$1,221,329

Brookhaven, 5.00%, 9/15/27	730	939,130

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Dutchess County, 2019 Series A, 4.00%, 3/1/30	$725	$866,274

Elmira, 3.00%, 5/22/20(1)	1,000	1,005,180

New York City, 5.00%, 4/1/30	645	837,113

Valley Stream, 2.00%, 5/15/25	235	218,066

Valley Stream, 2.125%, 5/15/26	240	220,411

		$5,307,503

Hospital — 13.4%

Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/28	$1,390	$1,537,729

Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/29	1,000	1,102,220

Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/25	1,305	1,499,354

Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,059,220

Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	560,615

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/30	625	792,063

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/32	640	804,166

New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	760,505

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(1)	400	448,816

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(1)	600	689,628

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(1)	500	582,610

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(1)	500	600,250

		$10,437,176

Housing — 1.2%

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	$300	$366,468

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/24	165	188,996

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/25	170	199,357

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/26	170	203,677

		$958,498

5	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 7.7%

Essex County Industrial Development Agency, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27(2)	$625	$627,506

New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	1,500	1,504,170

New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,239,939

New York Liberty Development Corp., (Bank of America Tower at One Bryant Park), 2.45%, 9/15/69(2)	280	285,776

New York Liberty Development Corp., (Bank of America Tower at One Bryant Park), 2.625%, 9/15/69(2)	100	101,665

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	1,028,200

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(1)	535	536,750

Niagara Area Development Corp., (Covanta), 3.50%, 11/1/24(1)	610	638,359

		$5,962,365

Insured – Education — 3.5%

New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,456,267

New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,200	1,283,544

		$2,739,811

Insured – Electric Utilities — 2.9%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$2,234,254

		$2,234,254

Insured – General Obligations — 4.9%

Clinton County, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$1,090,070

East Ramapo Central School District, (AGM), 4.00%, 12/15/27	1,605	1,873,340

Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	813,535

		$3,776,945

Insured – Solid Waste — 1.4%

Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/26	$150	$181,348

Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/28	740	910,030

		$1,091,378

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.9%

New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,281,600

		$2,281,600

Insured – Water and Sewer — 0.4%

Buffalo Municipal Water Finance Authority, (AGM), 5.00%, 7/1/29	$125	$153,590

Buffalo Municipal Water Finance Authority, (AGM), 5.00%, 7/1/31	140	171,016

		$324,606

Other Revenue — 10.5%

Albany Parking Authority, 5.00%, 7/15/23	$700	$783,510

Battery Park City Authority, 5.00%, 11/1/38	1,000	1,293,860

Battery Park City Authority, 5.00%, 11/1/39	1,000	1,289,540

Build NYC Resource Corp., (Children’s Aid Society), 5.00%, 7/1/27	165	207,075

Build NYC Resource Corp., (Children’s Aid Society), 5.00%, 7/1/30	160	206,875

Build NYC Resource Corp., (Children’s Aid Society), 5.00%, 7/1/32	85	108,701

Build NYC Resource Corp., (Children’s Aid Society), 5.00%, 7/1/33	280	356,866

Chautauqua County Capital Resource Corp., (Jamestown Center City Development Corp.), 1.70% to 11/1/19 (Put Date), 11/1/31	1,200	1,200,072

New York City Cultural Resources Trust, (Carnegie Hall), 5.00%, 12/1/23	750	864,592

New York City Cultural Resources Trust, (Carnegie Hall), 5.00%, 12/1/24	500	593,615

New York City Cultural Resources Trust, (Carnegie Hall), 5.00%, 12/1/25	250	304,980

New York City Cultural Resources Trust, (Carnegie Hall), 5.00%, 12/1/26	275	343,882

New York City Cultural Resources Trust, (Carnegie Hall), 5.00%, 12/1/27	200	255,226

New York City Cultural Resources Trust, (Carnegie Hall), 5.00%, 12/1/28	280	364,972

		$8,173,766

Senior Living / Life Care — 6.4%

Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	$750	$870,420

Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,621,859

Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	345	351,075

Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	626,700

6	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	$500	$529,435

Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	250	289,938

Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/25	260	309,109

Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/26	290	345,497

		$4,944,033

Solid Waste — 0.8%

Onondaga County Resource Recovery Agency, (AMT), 5.00%, 5/1/25	$540	$634,808

		$634,808

Special Tax Revenue — 4.6%

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	$895	$1,139,049

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/30	1,875	2,388,037

		$3,527,086

Transportation — 15.4%

Metropolitan Transportation Authority, Green Bonds, 5.00%, 11/15/38	$1,000	$1,247,550

New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/29	2,000	2,436,120

New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	605	647,320

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	903,033

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	520	641,004

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/29	275	344,729

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/30	455	566,921

Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/27	2,250	2,803,792

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	740	895,163

Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/47	1,195	1,427,105

		$11,912,737

Total Tax-Exempt Municipal Securities — 96.5% (identified cost $71,803,862)		$74,960,081

Taxable Municipal Securities — 2.7%
Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.7%

Brooklyn Arena Local Development Corp., (Barclays Center), 4.391%, 7/15/41	$2,000	$2,108,360

Total Taxable Municipal Securities — 2.7% (identified cost $2,000,000)		$2,108,360

Miscellaneous — 0.6%
Security	Units	Value

Real Estate — 0.6%

CMS Liquidating Trust(1)(3)(4)	150	$440,150

Total Miscellaneous — 0.6% (identified cost $480,000)		$440,150

Total Investments — 99.8% (identified cost $74,283,862)		$77,508,591

Other Assets, Less Liabilities — 0.2%		$148,446

Net Assets — 100.0%		$77,657,037

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2019, 16.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.5% to 6.7% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2019, the aggregate value of these securities is $5,969,943 or 7.7% of the Fund’s net assets.

(2)	When-issued security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)	Non-income producing security.

7	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

8	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2019

Investments, at value (identified cost, $74,283,862)	$77,508,591

Cash	402,862

Interest receivable	904,358

Receivable for Fund shares sold	40,839

Total assets	$78,856,650

Liabilities

Payable for when-issued securities	$1,005,000

Payable for Fund shares redeemed	66,872

Distributions payable	33,379

Payable to affiliates:

Investment adviser fee	24,481

Distribution and service fees	12,807

Accrued expenses	57,074

Total liabilities	$1,199,613

Net Assets	$77,657,037

Sources of Net Assets

Paid-in capital	$75,085,833

Distributable earnings	2,571,204

Net Assets	$77,657,037

Class A Shares

Net Assets	$43,660,913

Shares Outstanding	4,300,247

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.15

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.38

Class C Shares

Net Assets	$9,762,076

Shares Outstanding	1,011,409

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.65

Class I Shares

Net Assets	$24,234,048

Shares Outstanding	2,386,663

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.15

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2019

Interest	$1,104,999

Total investment income	$1,104,999

Expenses

Investment adviser fee	$147,168

Distribution and service fees

Class A	32,005

Class C	47,441

Trustees’ fees and expenses	2,131

Custodian fee	12,018

Transfer and dividend disbursing agent fees	19,506

Legal and accounting services	25,636

Printing and postage	7,001

Registration fees	2,566

Miscellaneous	14,083

Total expenses	$309,555

Net investment income	$795,444

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$942,123

Net realized gain	$942,123

Change in unrealized appreciation (depreciation) —

Investments	$1,167,263

Net change in unrealized appreciation (depreciation)	$1,167,263

Net realized and unrealized gain	$2,109,386

Net increase in net assets from operations	$2,904,830

10	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019

From operations —

Net investment income	$795,444	$1,766,417

Net realized gain	942,123	16,458

Net change in unrealized appreciation (depreciation)	1,167,263	1,466,802

Net increase in net assets from operations	$2,904,830	$3,249,677

Distributions to shareholders —

Class A	$(449,727)	$(1,053,639)

Class C	(71,542)	(253,026)

Class I	(260,566)	(434,034)

Total distributions to shareholders	$(781,835)	$(1,740,699)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,081,279	$1,414,558

Class C	450,669	871,596

Class I	4,089,830	11,048,304

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	388,774	893,454

Class C	45,766	187,700

Class I	147,667	245,416

Cost of shares redeemed

Class A	(1,624,592)	(9,089,115)

Class C	(1,132,922)	(3,316,590)

Class I	(1,647,829)	(6,965,816)

Net asset value of shares converted

Class A	559,824	3,646,530

Class C	(559,824)	(3,646,530)

Net increase (decrease) in net assets from Fund share transactions	$1,798,642	$(4,710,493)

Net increase (decrease) in net assets	$3,921,637	$(3,201,515)

Net Assets

At beginning of period	$73,735,400	$76,936,915

At end of period	$77,657,037	$73,735,400

11	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Financial Highlights

	Class A

	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.870		$9.660	$9.770	$10.090	$10.110	$10.030

Income (Loss) From Operations

Net investment income(1)	$0.108		$0.245	$0.241	$0.269	$0.275	$0.295

Net realized and unrealized gain (loss)	0.278		0.207	(0.113)	(0.322)	(0.023)	0.077

Total income (loss) from operations	$0.386		$0.452	$0.128	$(0.053)	$0.252	$0.372

Less Distributions

From net investment income	$(0.106)		$(0.242)	$(0.238)	$(0.267)	$(0.272)	$(0.292)

Total distributions	$(0.106)		$(0.242)	$(0.238)	$(0.267)	$(0.272)	$(0.292)

Net asset value — End of period	$10.150		$9.870	$9.660	$9.770	$10.090	$10.110

Total Return(2)	3.92	%(3)	4.75%	1.30%	(0.55)%	2.54%	3.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,661		$42,073	$44,330	$51,983	$47,738	$51,458

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.75	%(5)	0.79%	0.75%	0.74%	0.75%	0.77%

Net investment income	2.14	%(5)	2.54%	2.45%	2.70%	2.74%	2.91%

Portfolio Turnover	51	%(3)	54%	66%	68%	9%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.390		$9.180	$9.290	$9.590	$9.610	$9.540

Income (Loss) From Operations

Net investment income(1)	$0.067		$0.164	$0.159	$0.185	$0.190	$0.208

Net realized and unrealized gain (loss)	0.258		0.207	(0.113)	(0.302)	(0.023)	0.067

Total income (loss) from operations	$0.325		$0.371	$0.046	$(0.117)	$0.167	$0.275

Less Distributions

From net investment income	$(0.065)		$(0.161)	$(0.156)	$(0.183)	$(0.187)	$(0.205)

Total distributions	$(0.065)		$(0.161)	$(0.156)	$(0.183)	$(0.187)	$(0.205)

Net asset value — End of period	$9.650		$9.390	$9.180	$9.290	$9.590	$9.610

Total Return(2)	3.47	%(3)	4.09%	0.48%	(1.24)%	1.77%	2.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,762		$10,663	$16,306	$22,763	$26,312	$26,342

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.50	%(5)	1.54%	1.50%	1.50%	1.50%	1.52%

Net investment income	1.39	%(5)	1.79%	1.71%	1.95%	1.99%	2.16%

Portfolio Turnover	51	%(3)	54%	66%	68%	9%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.870		$9.660	$9.770	$10.090	$10.110	$10.030

Income (Loss) From Operations

Net investment income(1)	$0.115		$0.260	$0.255	$0.284	$0.290	$0.308

Net realized and unrealized gain (loss)	0.278		0.206	(0.112)	(0.322)	(0.023)	0.079

Total income (loss) from operations	$0.393		$0.466	$0.143	$(0.038)	$0.267	$0.387

Less Distributions

From net investment income	$(0.113)		$(0.256)	$(0.253)	$(0.282)	$(0.287)	$(0.307)

Total distributions	$(0.113)		$(0.256)	$(0.253)	$(0.282)	$(0.287)	$(0.307)

Net asset value — End of period	$10.150		$9.870	$9.660	$9.770	$10.090	$10.110

Total Return(2)	4.00	%(3)	4.91%	1.45%	(0.40)%	2.70%	3.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,234		$21,000	$16,301	$17,869	$13,601	$12,101

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.60	%(5)	0.64%	0.60%	0.60%	0.60%	0.62%

Net investment income	2.29	%(5)	2.68%	2.60%	2.85%	2.89%	3.04%

Portfolio Turnover	51	%(3)	54%	66%	68%	9%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance New York Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

15

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $1,721,105 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2019, $1,721,105 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$74,165,743

Gross unrealized appreciation	$3,438,646

Gross unrealized depreciation	(95,798)

Net unrealized appreciation	$3,342,848

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, when daily net assets are less than $500 million and at reduced rates when daily net assets are $500 million or more. For the six months ended September 30, 2019, the investment adviser fee amounted to $147,168 or 0.39% (annualized) of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2019, EVM earned $5,031 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton

16

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Notes to Financial Statements (Unaudited) — continued

Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $584 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2019 amounted to $32,005 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2019, the Fund paid or accrued to EVD $39,534 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2019 amounted to $7,907 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2019, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $44,927,967 and $38,782,611, respectively, for the six months ended September 30, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019

Sales	107,292	146,494

Issued to shareholders electing to receive payments of distributions in Fund shares	38,603	92,321

Redemptions	(162,266)	(941,772)

Converted from Class C shares	55,478	374,383

Net increase (decrease)	39,107	(328,574)

17

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019

Sales	47,310	95,675

Issued to shareholders electing to receive payments of distributions in Fund shares	4,782	20,419

Redemptions	(118,270)	(362,130)

Converted to Class A shares	(58,360)	(393,704)

Net decrease	(124,538)	(639,740)

Class I	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019

Sales	408,126	1,135,009

Issued to shareholders electing to receive payments of distributions in Fund shares	14,660	25,358

Redemptions	(162,698)	(721,396)

Net increase	260,088	438,971

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2019.

Effective October 29, 2019, the Fund renewed its line of credit agreement, which expires October 27, 2020. In connection with the renewal, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million to $800 million.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Notes to Financial Statements (Unaudited) — continued

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$74,960,081	$—	$74,960,081

Taxable Municipal Securities	—	2,108,360	—	2,108,360

Miscellaneous	—	—	440,150	440,150

Total Investments	$—	$77,068,441	$440,150	$77,508,591

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2019 is not presented.

19

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

20

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance New York Municipal Opportunities Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

21

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was equal to the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

22

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23359    9.30.19

Eaton Vance

Short Duration Municipal Opportunities Fund

Semiannual Report

September 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2019

Eaton Vance

Short Duration Municipal Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	06/01/1992	2.23%	4.61%	2.70%	2.71%
Class A with 2.25% Maximum Sales Charge	—	—	–0.05	2.25	2.23	2.48
Class C at NAV	12/08/1993	06/01/1992	1.80	3.83	1.95	1.94
Class C with 1% Maximum Sales Charge	—	—	0.80	2.83	1.95	1.94
Class I at NAV	08/03/2010	06/01/1992	2.31	4.87	2.87	2.85
Bloomberg Barclays Short-Intermediate 1–10 Year Municipal Bond Index	—	—	2.23%	5.92%	2.29%	2.78%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.71%	1.46%	0.56%
Net				0.70	1.45	0.55

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.99%	1.26%	2.14%
Taxable-Equivalent Distribution Rate				3.36	2.13	3.61
SEC 30-day Yield				1.51	0.81	1.70
Taxable-Equivalent SEC 30-day Yield				2.56	1.36	2.87

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Short-Intermediate 1–10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1–10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance prior to November 14, 2016 reflects the Fund’s performance under its former investment objective and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 7/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 – September 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/19)	Ending Account Value (9/30/19)	Expenses Paid During Period* (4/1/19 – 9/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,022.30	$3.34	0.66%
Class C	$1,000.00	$1,018.00	$7.11	1.41%
Class I	$1,000.00	$1,023.10	$2.58	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.34	0.66%
Class C	$1,000.00	$1,018.00	$7.11	1.41%
Class I	$1,000.00	$1,022.50	$2.58	0.51%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2019.

4

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 97.7%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.1%

Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.80%, (SIFMA + 0.22%), 12/1/20(1)	$1,000	$1,000,040

		$1,000,040

Education — 6.7%

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/21	$250	$267,318

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/22	250	275,470

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/23	225	254,853

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	319,547

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/21(2)	100	105,900

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/22(2)	165	179,693

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/23(2)	175	195,559

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/24(2)	160	183,014

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/25(2)	300	350,502

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/22(2)	100	108,678

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/23(2)	100	111,505

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/24(2)	135	154,103

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/25(2)	200	232,868

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/26(2)	105	124,639

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/27(2)	110	133,037

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/28(2)	160	196,824

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/29(2)	165	206,291

District of Columbia, (District of Columbia International School), 5.00%, 7/1/21	200	210,978

District of Columbia, (District of Columbia International School), 5.00%, 7/1/25	500	582,170

District of Columbia, (District of Columbia International School), 5.00%, 7/1/29	885	1,099,427

Security	Principal Amount (000’s omitted)	Value

Education (continued)

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(2)	$465	$524,501

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/26	275	328,015

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/27	210	255,058

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/28	230	283,286

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/29	225	280,814

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/31	865	1,068,932

Georgia Private Colleges and Universities Authority, (Emory University), 2.00%, (SIFMA + 0.42%), 8/16/22 (Put Date), 10/1/39(1)	3,000	3,006,630

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/23	425	477,347

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/24	350	403,483

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/21	355	377,997

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	657,240

Montana State University, 2.03%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,830	1,830,549

Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University), 4.00% to 5/1/22 (Put Date), 5/1/36	1,125	1,181,914

Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University), 4.00% to 5/1/23 (Put Date), 5/1/36	1,225	1,305,789

New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 1.75%, 7/1/33(3)	1,050	1,050,000

New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	495	524,532

New York Dormitory Authority, (Yeshiva University), 4.00%, 9/1/23	1,235	1,237,322

New York Dormitory Authority, (Yeshiva University), 5.00%, 11/1/19	425	426,118

Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,121,640

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 1.882%, (70% of 1 mo. USD LIBOR + 0.42%), 4/1/22 (Put Date), 10/1/44(1)	6,750	6,747,030

Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	750	751,237

Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.72% to 5/1/21 (Put Date), 11/1/31	1,845	1,846,144

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Pennsylvania Higher Educational Facilities Authority, (York College of Pennsylvania), 2.85% to 5/1/21 (Put Date), 5/1/34	$1,460	$1,481,944

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/23	1,840	2,008,599

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/24	1,715	1,909,755

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/25	905	1,025,184

Public Finance Authority, WI, (Barton College), 5.00%, 3/1/28	1,545	1,731,126

Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(2)	160	167,464

South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank, N.A.), 1.78%, 10/1/39(3)	7,070	7,070,000

University of North Carolina at Chapel Hill, 1.80%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	900	900,270

		$47,272,296

Electric Utilities — 4.4%

Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$4,000	$4,161,720

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	2,170	2,226,724

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,250	3,403,367

Long Island Power Authority, NY, Electric System Revenue, Series 2014C, 2.212%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	5,000	5,025,900

Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 2.212%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	10,050,400

Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	4,001,680

Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,070	1,076,388

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/22	385	416,682

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/23	600	666,264

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/24	500	568,315

		$31,597,440

Escrowed / Prerefunded — 0.1%

Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Escrowed to Maturity, 5.00%, 11/15/24	$100	$117,778

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$345	$348,202

		$465,980

General Obligations — 15.8%

Allentown City School District, PA, 2.05%, 1/2/20	$4,250	$4,250,382

American Samoa Economic Development Authority, 6.00%, 9/1/23(2)	1,355	1,409,403

Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/24	1,000	1,170,240

Bensalem Township School District, PA, 3.00%, 2/15/21	20	20,474

Berwyn, IL, 5.00%, 12/1/23	1,090	1,204,156

California, 3.00%, 10/1/33	1,500	1,604,640

California, 1.96%, (SIFMA + 0.38%), 12/1/22, 12/1/27(1)	6,000	6,009,300

Chicago Board of Education, IL, 0.00%, 12/1/25	500	419,505

Chicago Board of Education, IL, 4.00%, 12/1/20	250	255,340

Chicago Board of Education, IL, 4.00%, 12/1/22	700	737,583

Chicago Board of Education, IL, 5.00%, 12/1/20	945	975,987

Chicago Board of Education, IL, 5.00%, 12/1/22	1,200	1,300,884

Chicago Board of Education, IL, 5.00%, 12/1/23	2,000	2,213,320

Chicago Board of Education, IL, 5.00%, 12/1/24	2,000	2,247,560

Chicago, IL, 0.00%, 1/1/21	115	111,472

Chicago, IL, 0.00%, 1/1/24	225	199,224

Chicago, IL, 5.00%, 12/1/22	1,000	1,035,490

Chicago, IL, 5.625%, 1/1/29	1,000	1,201,190

Connecticut, 5.00%, 4/15/23	3,200	3,589,312

Connecticut, 2.48%, (SIFMA + 0.90%), 3/1/23(1)	3,500	3,536,505

Dallas, TX, 5.00%, 2/15/23	1,000	1,086,810

Dallas, TX, 5.00%, 2/15/26	1,000	1,184,290

Delaware Valley Regional Finance Authority, PA, 2.16%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	9,000	9,003,420

Detroit, MI, 5.00%, 4/1/20	810	819,866

Detroit, MI, 5.00%, 4/1/21	1,000	1,035,490

Elmira, NY, 3.00%, 5/22/20(2)	3,000	3,015,540

Elmira, NY, 3.00%, 7/10/20(2)	3,500	3,519,908

Elmira, NY, 5.00%, 5/15/26	115	115,145

Harford County, MD, 5.00%, 9/15/23	1,000	1,144,080

Honolulu City and County, HI, 1.89%, (SIFMA + 0.31%), 9/1/20 (Put Date), 9/1/24(1)	1,000	1,000,080

Illinois, 0.00%, 8/1/20	265	258,611

Illinois, 0.00%, 8/1/21	200	189,488

Illinois, 5.00%, 12/1/19	2,500	2,512,075

Illinois, 5.00%, 1/1/20	750	755,468

Illinois, 5.00%, 8/1/20	2,000	2,047,280

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Illinois, 5.00%, 11/1/21	$10,000	$10,572,900

Illinois, 5.00%, 2/1/22	370	392,803

Illinois, 5.00%, 6/1/22	495	529,729

Illinois, 5.00%, 10/1/22	2,000	2,157,300

Illinois, 5.00%, 10/1/23	285	312,936

Illinois, 5.00%, 2/1/24	500	548,480

Illinois, 5.00%, 6/1/24	4,850	5,353,575

Illinois, 5.00%, 8/1/24	2,085	2,219,378

Illinois, 5.00%, 11/1/24	3,000	3,338,430

Illinois, 5.00%, 8/1/25	1,000	1,066,390

Illinois, 5.00%, 11/1/25	5,000	5,609,100

New Haven, CT, 5.00%, 8/1/21	1,000	1,056,040

New York, NY, 5.00% to 2/1/24 (Put Date), 8/1/38	5,000	5,668,650

New York, NY, (SPA: State Street Bank and Trust Co.), 1.75%, 4/1/36(3)	6,700	6,700,000

North Carolina, 5.00%, 6/1/23	845	959,785

Union City, NJ, 5.00%, 11/1/23	1,000	1,123,090

Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/27	2,355	2,534,592

Will County Community High School District No. 210, IL, 4.00%, 1/1/22	950	951,149

		$112,273,845

Hospital — 16.4%

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	$785	$803,683

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/20	520	532,282

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/21	775	808,348

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/22	810	859,086

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/23	1,135	1,222,667

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/24	1,145	1,250,626

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	506,331

California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/22	150	162,540

California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	194,157

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(2)	2,000	2,355,840

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/22	500	537,385

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/23	$500	$552,840

Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 2.18%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	3,000	3,016,440

Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), (SPA: JPMorgan Chase Bank, N.A.), 1.75%, 1/15/48(3)	2,650	2,650,000

Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 1.77%, 1/15/38(3)	750	750,000

Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/25 (Put Date), 8/1/49	3,000	3,488,460

Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	1,950	2,015,344

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.371%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,000,950

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/21(4)	250	263,888

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/22(4)	515	558,976

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/25(4)	385	448,390

Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,089,910

Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	255	259,335

Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	655	718,620

District of Columbia, (MedStar Health), (LOC: TD Bank N.A.), 1.75%, 8/15/38(3)	7,645	7,645,000

Doylestown Hospital Authority, PA, (Doylestown Hospital), 5.00%, 7/1/20	1,155	1,180,271

Idaho Health Facilities Authority, (Madison Memorial Hospital), 5.00%, 9/1/21	1,630	1,714,124

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 2.33%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	5,000	4,999,300

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,122,100

Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	277,198

Indiana Finance Authority, (Parkview Health), 2.13%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	8,000	8,036,480

Kanabec County, MN, (FirstLight Health System), 2.75%, 12/1/19	2,250	2,250,855

Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/21	50	53,659

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/23	$500	$570,425

Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	95,923

Maricopa County Industrial Development Authority, AZ, (Banner Health), 2.15%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(1)	7,000	7,017,920

Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	606,399

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	193,247

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/22	450	489,686

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/23	725	810,369

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/24	650	744,842

Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	727,487

Michigan Finance Authority, (McLaren Health Care), 1.791%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	930	930,744

Michigan Finance Authority, (McLaren Health Care), 2.141%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	5,000	5,014,500

Michigan Finance Authority, (Trinity Health Credit Group), 2.06%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(1)	5,000	5,007,600

Montana Facility Finance Authority, (Billings Clinic Obligated Group), 2.13%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)	4,375	4,370,319

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/25	1,050	1,181,281

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/26	1,010	1,135,220

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,134,920

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/24	540	614,304

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/26	800	948,520

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/27	2,000	2,364,320

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/29	300	352,983

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	$1,595	$1,870,074

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center), 5.00%, 7/1/20	1,000	1,023,840

New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: Wells Fargo Bank, N.A.), 1.77%, 8/1/34(3)	1,530	1,530,000

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/26	400	484,928

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/27	390	483,015

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/28	455	573,810

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/29	750	957,397

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/24	1,300	1,503,255

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.502%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	1,000	1,002,140

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/23	1,250	1,392,325

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/24	720	821,822

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/25	400	467,268

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/25	1,195	1,365,443

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/28	1,395	1,673,791

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/29	1,000	1,213,160

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/30	1,000	1,209,620

Oroville, CA, (Oroville Hospital), 5.25%, 4/1/54	3,000	3,524,040

Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 2.18%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,500,825

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	56,359

		$116,289,206

Housing — 4.0%

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/30	$3,635	$4,612,742

Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, (AMT), 2.304%, 5/15/27	2,190	2,205,221

Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/21	1,000	1,066,620

Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	548,620

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.13%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	$2,655	$2,655,000

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.13%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	9,998,500

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/22	835	870,003

North Dakota Housing Finance Agency, 1.98%, (SIFMA + 0.40%), 2/1/22 (Put Date), 1/1/43(1)	2,500	2,500,075

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/25	600	695,424

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/26	200	236,162

Washington Housing Finance Commission, 2.13%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	3,000	3,001,020

		$28,389,387

Industrial Development Revenue — 11.6%

Burke County Development Authority, GA, (Georgia Transmission Corp.), 2.50% to 5/3/21 (Put Date), 1/1/52	$2,000	$2,026,800

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,689,984

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(2)	1,550	1,712,238

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	1,000	1,063,080

Gilliam County, OR, (Waste Management, Inc.), (AMT), 2.40% to 5/2/22 (Put Date), 7/1/38	2,000	2,037,320

Iowa Finance Authority, (Iowa Fertilizer Co.), 3.125%, 12/1/22	4,000	4,058,400

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	960,978

Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	1,030,520

Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	3,000	3,068,280

Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 2.38%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(1)	5,000	5,000,150

Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(2)	1,500	1,594,620

National Finance Authority, NH, (Waste Management, Inc.), (AMT), 2.33%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	2,000	1,996,540

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	$3,500	$3,662,365

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,572,075

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	3,055	3,064,990

Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	3,930	4,112,706

Ohio Air Quality Development Authority, (AMG Vanadium), (AMT), 5.00%, 7/1/49(2)	5,000	5,527,550

Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 5.625%, 10/1/19	4,650	4,650,000

Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(2)	800	868,160

Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	5,000	5,033,400

Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,520	1,612,264

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	2,000	2,128,540

Rockport, IN, (AEP Generating Co.), Series 1995A, 1.35% to 9/1/22 (Put Date), 7/1/25	2,000	1,986,280

Rockport, IN, (AEP Generating Co.), Series 1995B, 1.35% to 9/1/22 (Put Date), 7/1/25	2,250	2,234,565

Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,700,048

St. John the Baptist Parish, LA, (Marathon Oil Corp.), 2.10% to 7/1/24 (Put Date), 6/1/37(4)	10,250	10,301,557

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(2)	2,245	2,511,639

West Virginia Economic Development Authority, (Appalachian Power Co.), 2.55% to 4/1/24 (Put Date), 3/1/40	4,000	4,166,040

		$82,371,089

Insured – Education — 0.0%(5)

Southern Illinois University, (NPFG), 0.00%, 4/1/26	$200	$166,036

		$166,036

Insured – Electric Utilities — 0.5%

Puerto Rico Electric Power Authority, (AGM), 4.00%, 7/1/23	$305	$305,149

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/21	450	467,086

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,740	1,896,391

Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/23	170	172,948

Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/24	500	509,945

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)

Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/23	$325	$330,636

		$3,682,155

Insured – General Obligations — 1.9%

Atlantic City, NJ, (BAM), 5.00%, 3/1/20	$250	$253,343

Boston, MA, (NPFG), 0.125%, 3/1/22	2,920	2,832,020

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/23	100	111,229

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	1,000	971,430

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/21	125	118,386

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	370	341,466

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/23	2,000	1,796,440

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/24	250	218,615

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/26	290	238,238

Chicago Board of Education, IL, (NPFG), 5.25%, 12/1/21	570	604,434

Chicago, IL, (AGM), 0.00%, 1/1/25	250	219,490

Chicago, IL, (NPFG), 0.00%, 1/1/23	150	138,446

Lake County Community Unit School District No. 187, IL, (AGM), 0.00%, 1/1/23	150	137,870

Matteson, IL, (AGM), 3.60%, 12/1/24	395	405,475

McCook, IL, (AGM), 4.00%, 12/1/19	75	75,260

McCook, IL, (AGM), 4.00%, 12/1/20	50	51,202

McCook, IL, (AGM), 4.00%, 12/1/21	135	141,014

McCook, IL, (AGM), 4.00%, 12/1/22	225	239,276

McCook, IL, (AGM), 4.00%, 12/1/23	250	270,347

McHenry and Kane Counties Community Consolidated School District No. 158, IL, (NPFG), 0.00%, 1/1/21	1,090	1,062,957

Paterson, NJ, (BAM), 5.00%, 1/15/26	485	530,866

Puerto Rico, (AGC), 5.00%, 7/1/24	125	128,443

Puerto Rico, (NPFG), 5.25%, 7/1/22	135	137,253

Stickney, IL, (BAM), 4.00%, 12/1/22	200	212,562

Stickney, IL, (BAM), 4.00%, 12/1/23	350	377,615

Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/21	1,770	1,726,086

		$13,339,763

Insured – Hospital — 0.1%

Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/22	$720	$673,884

		$673,884

Insured – Lease Revenue / Certificates of Participation — 2.5%

Kentucky Asset/Liability Commission, (NPFG), 2.03%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(1)	$7,000	$6,999,230

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)

Kentucky Asset/Liability Commission, (NPFG), 2.04%, (67% of 3 mo. USD LIBOR + 0.53%), 11/1/27(1)	$1,705	$1,682,647

Kentucky Asset/Liability Commission, (NPFG), 2.06%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	8,890	8,756,828

		$17,438,705

Insured – Other Revenue — 0.2%

Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,190	$1,221,690

		$1,221,690

Insured – Special Tax Revenue — 0.4%

Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,815	$1,856,491

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	410	443,562

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/25	460	502,311

		$2,802,364

Insured – Transportation — 0.9%

Alabama Port Authority, (AGM), (AMT), 5.00%, 10/1/23	$2,075	$2,322,921

New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	3,000	3,358,470

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	315	351,981

Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	645	660,306

		$6,693,678

Lease Revenue / Certificates of Participation — 0.5%

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$2,354,820

New Jersey Economic Development Authority, (School Facilities Construction), 3.13%, (SIFMA + 1.55%), 9/1/27(1)	1,000	1,003,510

		$3,358,330

Other Revenue — 6.9%

Albany Parking Authority, NY, 5.00%, 7/15/20	$575	$590,105

Albany Parking Authority, NY, 5.00%, 7/15/21	635	673,405

Albany Parking Authority, NY, 5.00%, 7/15/22	705	769,035

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/23(2)	750	815,970

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(2)	$3,000	$3,465,630

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/23	500	552,170

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/24	600	678,534

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/25	500	577,430

Black Belt Energy Gas District, AL, 4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,078,810

Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(2)	795	891,847

Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 4.375%, 2/1/31(2)	1,000	1,083,770

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 2.15%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(1)	2,500	2,515,800

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.15%, (SIFMA + 0.57%), 8/1/48(1)	5,000	4,961,950

Northern California Gas Authority No. 1, Gas Project Revenue, 2.274%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	1,050	1,032,056

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.26%, (67% of 1 mo. USD LIBOR + 0.86%), 10/1/48(1)	3,000	3,004,170

Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	7,000	8,677,270

Southeast Alabama Gas Supply District, (Project No. 1), 2.23%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(1)	2,000	1,977,560

Southeast Alabama Gas Supply District, (Project No. 2), 2.25%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	2,000	1,988,100

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 2.119%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(1)	3,680	3,667,819

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.471%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	3,250	3,272,457

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.63%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	7,000	7,097,860

		$49,371,748

Senior Living / Life Care — 11.3%

Atlantic Beach, FL, (Fleet Landing), 3.25%, 11/15/24	$2,155	$2,184,782

Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 5.00%, 5/15/28	300	346,167

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/22	225	242,370

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/23	$200	$220,304

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/24	250	281,495

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	250	285,875

Brookhaven Local Development Corp., NY, (Jefferson’s Ferry), 5.00%, 11/1/19	325	325,861

Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	904,936

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/20	290	297,737

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/21	315	329,881

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	458,251

Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 3.20%, 5/15/25	775	779,394

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/20	210	211,113

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/21(4)	700	718,018

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/21	300	307,722

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22	300	313,383

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/24(4)	540	580,327

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/27(4)	200	222,290

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/28(4)	240	268,951

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	500	501,990

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/21	325	340,828

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	850	914,965

District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	1,175	1,176,339

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/21	250	263,728

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/22	250	269,365

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/23	355	389,289

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/24	425	473,106

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	$405	$412,322

Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	720	744,840

Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/21	860	900,102

Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/22	415	445,403

Iowa Finance Authority, (Northcrest, Inc.), 3.25%, 3/1/23	3,300	3,302,211

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	978,650

Lancaster County Hospital Authority, PA, (Moravian Manors, Inc.), 2.875%, 12/15/23	1,925	1,926,213

Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	276,790

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(2)	2,500	2,593,750

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 3.50%, 10/1/22(2)	500	521,415

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/25(2)	515	562,880

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/26(2)	500	545,815

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/27(2)	400	435,540

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 2.875% to 2/1/22 (Put Date), 2/1/34	2,000	2,012,260

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/21	100	104,803

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/22	100	106,790

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/23	125	135,801

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/24	150	165,461

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/25	100	111,923

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/26	150	170,213

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/27	200	228,296

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/28	200	227,620

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/29	250	283,058

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	6,000	6,154,500

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(2)	$370	$402,353

National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(2)	425	466,569

National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(2)	735	806,368

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/21	540	557,874

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/23	1,795	1,940,485

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 2.25%, 7/1/23	1,525	1,523,902

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 2.375%, 7/1/24	1,525	1,523,246

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	1,600	1,600,528

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/21	830	868,703

Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/29	450	519,984

Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	750	754,080

Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	525	528,911

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	233,688

Sarasota County Health Facilities Authority, FL, (Village on the Isle), 2.70%, 1/1/22	695	695,278

Sarasota County Health Facilities Authority, FL, (Village on the Isle), 3.30%, 1/1/23	1,500	1,501,260

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/20	450	456,174

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/22	500	531,830

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/23	1,365	1,482,895

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/24	1,450	1,603,946

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/25	1,510	1,698,644

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/26	1,595	1,795,428

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	1,000	1,020,820

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/23	2,015	2,234,232

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/24	1,490	1,686,993

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/25	$1,615	$1,864,453

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(2)	520	520,073

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 4.00%, 10/1/23(2)	2,000	2,022,060

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	257,053

Vermont Economic Development Authority, (Wake Robin Corp.), 4.00%, 5/1/21	215	220,065

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,123,150

Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/21	340	353,287

Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/23	365	400,533

Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/24	350	392,763

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(2)	1,165	1,311,872

Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(2)	365	373,526

Washington Housing Finance Commission, (Transforming Age), 2.375%, 1/1/26(2)(4)	4,000	4,004,360

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/24(2)(4)	180	195,295

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/25(2)(4)	385	424,270

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/26(2)(4)	400	447,424

Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(2)	260	261,781

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/22	200	206,312

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/23	100	103,818

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/24	100	104,206

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/25	100	104,298

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/26	250	260,515

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/27	425	438,260

Wayzata, MN, (Folkestone Senior Living Community), 3.125%, 8/1/28	650	669,981

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/22	200	209,826

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	$250	$265,675

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	365	386,188

		$80,310,358

Special Tax Revenue — 1.2%

Illinois Sports Facilities Authority, 5.00%, 6/15/22	$315	$337,671

Illinois Sports Facilities Authority, 5.00%, 6/15/23	250	274,012

Illinois, Sales Tax Revenue, 5.00%, 6/15/21	140	146,843

Illinois, Sales Tax Revenue, 5.00%, 6/15/22	945	1,015,110

Illinois, Sales Tax Revenue, 5.00%, 6/15/23	660	722,977

New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 1.75%, 8/1/42(3)	3,750	3,750,000

New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: U.S. Bank, N.A.), 1.76%, 8/1/42(3)	1,500	1,500,000

Sales Tax Securitization Corp., IL, 5.00%, 1/1/23	650	713,479

		$8,460,092

Student Loan — 3.8%

Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/20	$550	$569,673

Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	750	821,940

Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	5,880	6,125,137

Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	500	504,275

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	3,900	4,129,359

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	1,000	1,122,000

Massachusetts Educational Financing Authority, Series 2012, (AMT), 5.00%, 7/1/20	5,000	5,127,150

Massachusetts Educational Financing Authority, Series 2013, (AMT), 5.00%, 7/1/20	2,000	2,051,620

New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/23	4,475	5,051,783

Rhode Island Student Loan Authority, (AMT), 5.00%, 12/1/23	1,250	1,407,900

		$26,910,837

Transportation — 6.9%

Denver City and County, CO, Airport System Revenue, 2.322%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	$425	$425,208

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/24	$5,000	$5,816,350

E-470 Public Highway Authority, CO, 1.791%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	3,500	3,500,140

E-470 Public Highway Authority, CO, 2.421%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	3,375	3,405,442

Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,110,100

Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	1,600	1,779,312

Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,068,430

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,650,008

New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/24	200	178,984

New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/23	1,000	1,117,560

New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.78%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	13,000	13,081,380

New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/23	1,500	1,694,385

New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	3,000	3,296,040

Pennsylvania Turnpike Commission, 2.18%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,010,720

Pennsylvania Turnpike Commission, 2.28%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,533,750

Pennsylvania Turnpike Commission, 2.56%, (SIFMA + 0.98%), 12/1/21(1)	2,150	2,178,810

Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,000	2,345,040

Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/22	300	307,803

Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/23	700	718,487

Susquehanna Area Regional Airport Authority, PA, (AMT), 5.00%, 1/1/21	2,000	2,067,840

		$49,285,789

Water and Sewer — 1.5%

California Department of Water Resources, (Central Valley Project), 1.95%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$500	$501,995

Charleston, SC, Waterworks and Sewer System Revenue, 1.807%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(1)	5,000	5,005,150

Henrico County, VA, Water and Sewer System Revenue, 4.00%, 5/1/31	615	740,079

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 1.76%, 6/15/45(3)	$4,000	$4,000,000

Riverside, CA, Water System Revenue, 2.21%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	215	215,185

		$10,462,409

Total Tax-Exempt Municipal Securities — 97.7% (identified cost $681,762,688)		$693,837,121

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000’s omitted)	Value

FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.554%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$481	$480,471

Total Tax-Exempt Mortgage-Backed Securities — 0.1% (identified cost $480,692)		$480,471

Taxable Municipal Securities — 2.4%
Security	Principal Amount (000’s omitted)	Value

Education — 0.5%

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(2)	$3,340	$3,463,380

Public Finance Authority, WI, (Barton College), 5.00%, 3/1/20	340	341,200

		$3,804,580

General Obligations — 0.5%

Chicago Board of Education, IL, 5.182%, 12/1/21	$325	$331,991

Chicago, IL, 7.75%, 1/1/42	2,659	3,063,540

		$3,395,531

Hospital — 0.8%

Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.063%, 7/1/20	$2,020	$2,021,171

Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.263%, 7/1/21	1,000	1,001,880

Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.489%, 7/1/22	815	820,901

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Oklahoma Development Finance Authority, (OU Medicine), 5.45%, 8/15/28	$1,250	$1,455,025

		$5,298,977

Insured – Hospital — 0.1%

Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.522%, 7/1/20	$500	$504,385

Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.653%, 7/1/22	375	388,088

		$892,473

Senior Living / Life Care — 0.3%

Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 3.20%, 5/15/21	$555	$557,070

Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 4.00%, 11/15/22	550	550,484

Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 4.00%, 11/15/21	1,060	1,060,795

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(2)	90	90,005

		$2,258,354

Special Tax Revenue — 0.1%

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.52%, 7/1/20	$1,000	$1,007,920

		$1,007,920

Transportation — 0.1%

South Jersey Transportation Authority, NJ, 4.20%, 11/1/21	$725	$742,436

		$742,436

Total Taxable Municipal Securities — 2.4% (identified cost $16,822,388)		$17,400,271

Corporate Bonds & Notes — 1.0%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.4%

Harnett Health System, Inc., 6.50%, 4/1/32	$1,865	$1,882,874

St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	1,250	1,283,305

		$3,166,179

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 0.6%

Morongo Band of Mission Indians, CA, 7.00%, 10/1/39(2)	$3,470	$4,022,007

		$4,022,007

Total Corporate Bonds & Notes — 1.0% (identified cost $6,585,000)		$7,188,186

Total Investments — 101.2% (identified cost $705,650,768)		$718,906,049

Other Assets, Less Liabilities — (1.2)%		$(8,375,478)

Net Assets — 100.0%		$710,530,571

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	10.9%

Pennsylvania	10.2%

Others, representing less than 10% individually	80.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2019, 6.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 4.7% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2019.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2019, the aggregate value of these securities is $67,028,201 or 9.4% of the Fund’s net assets.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2019.

(4)	When-issued security.

(5)	Amount is less than 0.05%.

15	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

16	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2019

Investments, at value (identified cost, $705,650,768)	$718,906,049

Cash	1,432,133

Interest receivable	6,067,159

Receivable for investments sold	2,068,450

Receivable for Fund shares sold	2,159,622

Total assets	$730,633,413

Liabilities

Payable for when-issued securities	$18,388,465

Payable for Fund shares redeemed	1,060,008

Distributions payable	237,586

Payable to affiliates:

Investment adviser and administration fee	231,783

Distribution and service fees	38,094

Accrued expenses	146,906

Total liabilities	$20,102,842

Net Assets	$710,530,571

Sources of Net Assets

Paid-in capital	$696,642,262

Distributable earnings	13,888,309

Net Assets	$710,530,571

Class A Shares

Net Assets	$121,295,823

Shares Outstanding	11,898,646

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.19

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.42

Class C Shares

Net Assets	$31,910,047

Shares Outstanding	3,267,919

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.76

Class I Shares

Net Assets	$557,324,701

Shares Outstanding	54,645,940

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.20

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

17	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2019

Interest	$8,674,304

Total investment income	$8,674,304

Expenses

Investment adviser and administration fee	$1,278,509

Distribution and service fees

Class A	83,267

Class C	137,078

Trustees’ fees and expenses	16,096

Custodian fee	68,968

Transfer and dividend disbursing agent fees	103,310

Legal and accounting services	25,641

Printing and postage	16,862

Registration fees	89,251

Miscellaneous	30,488

Total expenses	$1,849,470

Net investment income	$6,824,834

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$95,573

Net realized gain	$95,573

Change in unrealized appreciation (depreciation) —

Investments	$7,092,764

Net change in unrealized appreciation (depreciation)	$7,092,764

Net realized and unrealized gain	$7,188,337

Net increase in net assets from operations	$14,013,171

18	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019

From operations —

Net investment income	$6,824,834	$6,570,214

Net realized gain	95,573	850,747

Net change in unrealized appreciation (depreciation)	7,092,764	5,135,439

Net increase in net assets from operations	$14,013,171	$12,556,400

Distributions to shareholders —

Class A	$(1,131,615)	$(1,318,352)

Class C	(196,969)	(333,353)

Class I	(5,449,236)	(4,871,566)

Total distributions to shareholders	$(6,777,820)	$(6,523,271)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$35,803,658	$74,111,564

Class C	7,307,864	21,047,540

Class I	212,250,349	422,623,494

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	813,921	1,031,491

Class C	159,819	290,324

Class I	4,502,636	4,077,176

Cost of shares redeemed

Class A	(11,426,557)	(21,422,807)

Class C	(3,831,692)	(6,149,502)

Class I	(104,044,531)	(76,677,890)

Net asset value of shares converted

Class A	341,789	3,685,181

Class C	(341,789)	(3,685,181)

Net increase in net assets from Fund share transactions	$141,535,467	$418,931,390

Net increase in net assets	$148,770,818	$424,964,519

Net Assets

At beginning of period	$561,759,753	$136,795,234

At end of period	$710,530,571	$561,759,753

19	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Financial Highlights

	Class A

	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019		2018		2017		2016	2015

Net asset value — Beginning of period	$10.070		$9.950		$9.830		$10.060		$10.030	$9.900

Income (Loss) From Operations

Net investment income(1)	$0.104		$0.224		$0.212		$0.248		$0.264	$0.271

Net realized and unrealized gain (loss)	0.120		0.121		0.117		(0.235)		0.027	0.128

Total income from operations	$0.224		$0.345		$0.329		$0.013		$0.291	$0.399

Less Distributions

From net investment income	$(0.104)		$(0.225)		$(0.209)		$(0.243)		$(0.261)	$(0.269)

Total distributions	$(0.104)		$(0.225)		$(0.209)		$(0.243)		$(0.261)	$(0.269)

Net asset value — End of period	$10.190		$10.070		$9.950		$9.830		$10.060	$10.030

Total Return(2)	2.23	%(3)	3.52	%(4)	3.36	%(4)	0.13	%(4)	2.95%	4.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$121,296		$94,489		$36,045		$24,526		$35,441	$43,069

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.66	%(6)	0.70	%(4)	0.70	%(4)	0.80	%(4)(7)	0.77%	0.77%

Net investment income	2.05	%(6)	2.25%		2.13%		2.48%		2.65%	2.71%

Portfolio Turnover	19	%(3)	48%		55%		82%		9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.15% and 0.22% of average daily net assets for the years ended March 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.01%.

20	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019		2018		2017		2016	2015

Net asset value — Beginning of period	$9.650		$9.530		$9.410		$9.640		$9.610	$9.480

Income (Loss) From Operations

Net investment income(1)	$0.064		$0.144		$0.131		$0.165		$0.181	$0.188

Net realized and unrealized gain (loss)	0.109		0.120		0.117		(0.234)		0.027	0.127

Total income (loss) from operations	$0.173		$0.264		$0.248		$(0.069)		$0.208	$0.315

Less Distributions

From net investment income	$(0.063)		$(0.144)		$(0.128)		$(0.161)		$(0.178)	$(0.185)

Total distributions	$(0.063)		$(0.144)		$(0.128)		$(0.161)		$(0.178)	$(0.185)

Net asset value — End of period	$9.760		$9.650		$9.530		$9.410		$9.640	$9.610

Total Return(2)	1.80	%(3)	2.79	%(4)	2.64	%(4)	(0.73	)%(4)	2.20%	3.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,910		$28,258		$16,403		$9,324		$10,396	$11,036

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.41	%(6)	1.45	%(4)	1.45	%(4)	1.55	%(4)(7)	1.52%	1.52%

Net investment income	1.31	%(6)	1.51%		1.37%		1.72%		1.89%	1.96%

Portfolio Turnover	19	%(3)	48%		55%		82%		9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.15% and 0.24% of average daily net assets for the years ended March 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.01%.

21	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31,
			2019		2018		2017		2016	2015

Net asset value — Beginning of period	$10.080		$9.950		$9.830		$10.060		$10.030	$9.900

Income (Loss) From Operations

Net investment income(1)	$0.112		$0.237		$0.226		$0.269		$0.278	$0.286

Net realized and unrealized gain (loss)	0.120		0.133		0.118		(0.242)		0.027	0.128

Total income from operations	$0.232		$0.370		$0.344		$0.027		$0.305	$0.414

Less Distributions

From net investment income	$(0.112)		$(0.240)		$(0.224)		$(0.257)		$(0.275)	$(0.284)

Total distributions	$(0.112)		$(0.240)		$(0.224)		$(0.257)		$(0.275)	$(0.284)

Net asset value — End of period	$10.200		$10.080		$9.950		$9.830		$10.060	$10.030

Total Return(2)	2.31	%(3)	3.78	%(4)	3.51	%(4)	0.27	%(4)	3.10%	4.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$557,325		$439,012		$84,347		$7,755		$15,931	$13,677

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.51	%(6)	0.55	%(4)	0.55	%(4)	0.68	%(4)(7)	0.62%	0.62%

Net investment income	2.20	%(6)	2.37%		2.26%		2.68%		2.79%	2.85%

Portfolio Turnover	19	%(3)	48%		55%		82%		9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.15% and 0.11% of average daily net assets for the years ended March 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes interest expense of 0.01%.

22	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

23

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$705,479,100

Gross unrealized appreciation	$13,743,027

Gross unrealized depreciation	(316,078)

Net unrealized appreciation	$13,426,949

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM), as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion, and at a reduced rate on daily net assets of $1 billion or more, and is payable monthly. For the six months ended September 30, 2019, the investment adviser and administration fee amounted to $1,278,509 or 0.40% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.70%, 1.45% and 0.55% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after July 31, 2020. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended September 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2019, EVM earned $3,730 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,344 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

24

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2019 amounted to $83,267 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2019, the Fund paid or accrued to EVD $114,232 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2019 amounted to $22,846 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2019, the Fund was informed that EVD received approximately $3,000 and $8,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $266,796,721 and $121,755,632, respectively, for the six months ended September 30, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019

Sales	3,529,715	7,431,485

Issued to shareholders electing to receive payments of distributions in Fund shares	80,073	103,365

Redemptions	(1,123,672)	(2,148,049)

Converted from Class C shares	33,598	369,137

Net increase	2,519,714	5,755,938

25

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019

Sales	751,864	2,206,027

Issued to shareholders electing to receive payments of distributions in Fund shares	16,424	30,394

Redemptions	(393,798)	(643,940)

Converted to Class A shares	(35,081)	(385,301)

Net increase	339,409	1,207,180

Class I	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019

Sales	20,894,062	42,362,188

Issued to shareholders electing to receive payments of distributions in Fund shares	442,743	408,081

Redemptions	(10,247,668)	(7,688,380)

Net increase	11,089,137	35,081,889

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2019.

Effective October 29, 2019, the Fund renewed its line of credit agreement, which expires on October 27, 2020. In connection with the renewal, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million to $800 million.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Notes to Financial Statements (Unaudited) — continued

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$693,837,121	$—	$693,837,121

Tax-Exempt Mortgage-Backed Securities	—	480,471	—	480,471

Taxable Municipal Securities	—	17,400,271	—	17,400,271

Corporate Bonds & Notes	—	7,188,186	—	7,188,186

Total Investments	$—	$718,906,049	$—	$718,906,049

27

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

28

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Short Duration Municipal Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

29

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board noted that, effective November 14, 2016, the Fund changed its name, investment objective and investment strategies to allow the Fund to (i) employ a more flexible investment approach and invest nationally (i.e., not primarily in issuers exempt from Massachusetts state personal income taxes), (ii) invest in municipal obligations of any duration and credit quality and (iii) shorten the Fund’s dollar-weighted average portfolio duration to 4.5 years or less. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, the Board determined, in light of the recent changes to the Fund, to continue to monitor and evaluate the effectiveness of such changes over time.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

30

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23358    9.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 21, 2019